Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Trading Symbol	ABHD
Entity Registrant Name	Abtech Holdings, Inc.
Entity Central Index Key	0001405858
Entity Filer Category	Smaller Reporting Company

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 222,730	$ 2,543,898	$ 1,386,502
Accounts receivable - trade, net	157,854	74,180	108,170
Accounts receivable - related party, net		0	2,032
Inventories, net	448,701	397,804	528,009
Deferred charges, net	9,956	10,128	439,203
Prepaid expenses and other current assets	29,956	14,077	37,988
Total current assets	869,197	3,040,087	2,501,904
Fixed assets, net	75,463	72,981	49,485
Security deposits	33,940	33,940	17,977
Deferred charges, net	0	4,892	15,020
Total assets	978,600	3,151,900	2,584,386
Current liabilities
Accounts payable	430,915	263,379	483,879
Accounts payable - related party	617	52,636	29,703
Loans from shareholders	9,000	9,000	9,000
Promissory notes, net of discounts	241,076	0
Capital lease obligation - current portion	3,832	3,739	0
Customer deposits	54,363	41,584	38,505
Accrued interest payable	7,275	28,676	126,232
Accrued expenses	280,370	190,782	122,790
Total current liabilities	1,507,448	2,394,796	5,146,872
Due to related party	93,403	96,181	101,524
Capital lease obligation - noncurrent portion	4,714	6,654	0
Warrant liability		0	498,976
Total liabilities	1,605,565	3,028,631	7,783,372
Commitments and contingencies
Stockholders' equity (deficiency)
Common stock, $0.001 par value; 300,000,000 authorized shares; 67,635,938 and 64,638,372 shares issued and outstanding at June 30, 2013 and December 31, 2012, respectively	67,636	64,638	47,160
Additional paid-in capital	42,510,497	40,372,764	24,651,344
Non-controlling interest	(1,874,420)	(1,814,388)	(1,674,105)
Accumulated deficit	(41,330,678)	(38,499,745)	(28,223,385)
Total stockholders' equity (deficiency)	(626,965)	123,269	(5,198,986)
Total liabilities and stockholders' equity (deficiency)	978,600	3,151,900	2,584,386
All Other [Member]
Current liabilities
Convertible promissory notes	480,000	620,000	3,758,082
Convertible promissory notes - noncurrent portion	0	6,000	155,000
Related Party Transactions [Member]
Current liabilities
Convertible promissory notes	0	1,185,000	578,681
Convertible promissory notes - noncurrent portion	$ 0	$ 525,000	$ 1,881,000

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	300,000,000	300,000,000	300,000,000
Common stock, issued shares	67,635,938	64,638,372	47,160,435
Common stock, outstanding shares	67,635,938	64,638,372	47,160,435

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Net revenues	$ 134,066	$ 240,285	$ 233,603	$ 479,792	$ 716,691	$ 537,152
Cost of revenues	91,597	153,000	190,317	310,279	488,281	458,006
Gross profit	42,469	87,285	43,286	169,513	228,410	79,146
Operating expenses:
Selling, general and administrative	1,272,057	1,331,528	2,518,818	2,230,104	4,687,011	3,107,596
Research and development	221,683	244,493	391,079	423,690	851,999	634,109
Total operating expenses	1,493,740	1,576,021	2,909,897	2,653,794	5,539,010	3,741,705
Operating loss	(1,451,271)	(1,488,736)	(2,866,611)	(2,484,281)	(5,310,600)	(3,662,559)
Other income (expense):
Interest expense	(13,260)	(1,342,414)	(25,122)	(2,226,835)	(4,189,707)	(2,078,704)
Gain on extinguishment of debt					0	115,000
Gain (loss) on valuation of warrant liability	0	238,153	0	(678,755)	(944,291)	242,052
Other income (expense)	161	902	768	1,100	27,955	(1,592)
Total other income (expense), net	(13,099)	(1,103,359)	(24,354)	(2,904,490)	(5,106,043)	(1,723,244)
Net loss before income taxes	(1,464,370)	(2,592,095)	(2,890,965)	(5,388,771)	(10,416,643)	(5,385,803)
Provision for income taxes	0	0	0	0	0	0
Net loss	(1,464,370)	(2,592,095)	(2,890,965)	(5,388,771)	(10,416,643)	(5,385,803)
Net loss attributable to non-controlling interest	(182,133)	(144,053)	(370,648)	(264,836)	(596,315)	(489,655)
Net loss attributable to controlling interest	$ (1,282,237)	$ (2,448,042)	$ (2,520,317)	$ (5,123,935)	$ (9,820,328)	$ (4,896,148)
Basic and diluted loss per common share (in dollars per share)	$ (0.02)	$ (0.05)	$ (0.04)	$ (0.11)	$ (0.19)	$ (0.11)
Basic and diluted weighted average number of shares outstanding (In shares)	67,198,990	48,707,777	65,965,103	48,319,058	52,567,978	44,160,713

UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net loss	$ (2,890,965)	$ (5,388,771)	$ (10,416,643)	$ (5,385,803)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	14,667	12,101	24,737	27,635
Common stock issued for services rendered	67,800	0	240,000	320,533
Stock-based compensation expense	169,796	205,260	704,524	135,546
Preferred stock of subsidiary issued for interest on notes payable			0	20,784
Interest related to beneficial conversion feature	0	426,144	1,200,433	1,620,955
Accrued interest converted to common stock	36,736	0
Income from forgiveness of debt			0	(115,000)
Note discount amortized as interest	1,475	785,480	1,357,134	159,657
Deferred charges expensed as interest	5,064	600,105	937,234	142,836
Loss (gain) on change in fair value of warrant liability	0	678,755	944,291	(242,052)
Changes in operating assets and liabilities:
Accounts receivable, net	(83,674)	(111,990)	36,022	(60,516)
Inventories, net	(50,897)	92,841	130,205	41,033
Prepaid expenses and other current assets	(15,879)	21,346	23,911	38,771
Security deposits	0	(10,425)	(15,963)	0
Deferred charges	0	(258,180)	(258,181)	(436,222)
Accounts payable	115,517	(75,926)	(197,567)	(123,624)
Customer deposits	12,779	4,797	3,079	(154,675)
Accrued interest payable	(21,401)	412,562	424,033	86,328
Accrued expenses	89,588	280,937	67,992	(2,767)
Net cash used in operating activities	(2,549,394)	(2,324,964)	(4,794,759)	(3,926,581)
Investing Activities
Purchases of fixed assets	(17,149)	(24,499)	(36,633)	(11,606)
Net cash used in investing activities	(17,149)	(24,499)	(36,633)	(11,606)
Financing Activities
Proceeds from issuance of common stock	250,000	2,600,000	3,670,337	825,000
Repayment of borrowings			(275,000)	(1,924,957)
Repayment of borrowings from shareholders			0	(71,500)
Proceeds from notes payable			2,600,000	6,497,100
Repayments under capital lease obligation	(1,847)	0	(1,206)	0
Net decrease in due to related party	(2,778)	(2,634)	(5,343)	(5,077)
Net cash provided by financing activities	245,375	2,597,366	5,988,788	5,320,566
Net change in cash and cash equivalents	(2,321,168)	247,903	1,157,396	1,382,379
Cash and cash equivalents at beginning of period	2,543,898	1,386,502	1,386,502	4,123
Cash and cash equivalents at end of period	222,730	1,634,405	2,543,898	1,386,502
Supplemental cash flow information:
Cash paid for interest	2,612	2,511	270,586	43,642
Cash paid for income taxes	0	0	0	0
Noncash investing and financing activities:
Preferred stock of subsidiary issued for conversion of debt, including accrued interest			0	3,084,474
Common stock issued for conversion of debt, including accrued interest	1,892,736	456,217	7,346,590	0
Stock based compensation expense	169,796	205,260	704,524	135,546
Common stock, warrants and options issued for services	67,800	0	240,000	456,079
Unamortized portion of debt discount	8,924	1,326,635	0	463,235
Portion of debt discount in deferred charges	0	239,851	0	118,136
Beneficial conversion feature recorded to additional paid-in capital	0	1,200,433	1,200,433	1,620,955
Preferred shares of subsidiary not converting at merger			0	1,184,450
Purchase of fixed assets financed under a capital lease obligation			11,599	0
Warrant Liability reclassified to paid-in capital			2,577,014
Issuance of warrant liability	$ 0	$ 1,114,439	$ 1,133,747	$ 741,028

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Total	Cash [Member]	Services [Member]	Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Cash [Member]	Common Stock [Member] Services [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Cash [Member]	Additional Paid-In Capital [Member] Services [Member]	Accumulated Deficit During Development Stage [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2010	$ (5,799,691)			$ 15,898	$ 30,786			$ 18,665,312			$ (24,511,687)	$ 0
Balance (in shares) at Dec. 31, 2010				1,589,775	30,786,056
Shares issued to effect reverse merger (in shares)					10,000,000
Shares issued to effect reverse merger	0				10,000			(10,000)
Preferred shares of subsidiary converting at merger (in shares)				(150,161)	799,424
Preferred shares of subsidiary converting at merger	0			(1,502)	799			703
Preferred shares of subsidiary that did not convert at merger (in shares)				(1,439,614)
Preferred shares of subsidiary that did not convert at merger	0			(14,396)				14,396			1,184,450	(1,184,450)
Shares issued for conversion of debt at merger (in shares)					1,919,320
Shares issued for conversion of debt at merger	1,349,291				1,919			1,347,372
Shares issued for debt conversion post-merger (in shares)					3,065,004
Shares issued for debt conversion post-merger	1,735,184				3,065			1,732,119
Stock-based compensation expense	135,545							135,545
Common stock issued (in shares)						825,000	449,931
Common stock issued		825,000	320,533			825	450		824,175	320,083
Shares forfeited and cancelled (in shares)					(684,300)
Shares forfeited and cancelled	0				(684)			684
Beneficial conversion feature of new debt	1,620,955							1,620,955
Net loss	(5,385,803)										(4,896,148)	(489,655)
Balance at Dec. 31, 2011	(5,198,986)			0	47,160			24,651,344			(28,223,385)	(1,674,105)
Balance (in shares) at Dec. 31, 2011				0	47,160,435
Shares issued for conversion of debt (in shares)					10,727,005
Shares issued for conversion of debt	7,346,590				10,727			7,335,863
Stock-based compensation expense	704,524							704,524
Shares issued for cash (in shares)					4,840,832
Shares issued for cash	3,450,338				4,841			3,445,497
Shares issued for exercise of warrants (in shares)					509,848
Shares issued for exercise of warrants	219,999				510			219,489
Value of warrant liability reclassified to additional paid-in capital	2,577,014							2,577,014
Shares issued for services (in shares)					300,000
Shares issued for services	240,000				300			239,700
Beneficial conversion feature of new debt	1,200,433							1,200,433
Preferred shares of subsidiary converting to common stock (in shares)					1,100,252
Preferred shares of subsidiary converting to common stock	0				1,100			(1,100)			(456,032)	456,032
Net loss	(10,416,643)										(9,820,328)	(596,315)
Balance at Dec. 31, 2012	$ 123,269			$ 0	$ 64,638			$ 40,372,764			$ (38,499,745)	$ (1,814,388)
Balance (in shares) at Dec. 31, 2012				0	64,638,372

ORGANIZATION	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
ORGANIZATION
NOTE 1 – ORGANIZATION

Abtech Holdings, Inc. (“ABHD” or the “Company”) (formerly Laural Resources, Inc.), was incorporated under the laws of the State of Nevada on February 13, 2007, with authorized capital stock of 300,000,000 shares at $0.001 par value.

AbTech Industries, Inc. (“AbTech”), a Delaware corporation with an authorized capital of 15,000,000 shares of $0.01 par value common stock and 5,000,000 shares of $0.01 par value preferred stock, was acquired by ABHD in a reverse acquisition transaction on February 10, 2011 (the “Merger”). In accordance with the merger agreement between AbTech and ABHD (the “Merger Agreement”), ABHD acquired all of the issued and outstanding common stock of AbTech, including shares issuable upon the conversion of Series A preferred stock and convertible promissory notes outstanding, in exchange for the stockholders of AbTech acquiring 46,000,000 shares of ABHD common stock. ABHD also agreed to reduce its number of common shares outstanding to 10,000,000 shares prior to the Merger. The preferred stockholders of AbTech that elected not to convert and exchange their shares for ABHD common shares represent the non-controlling interest shown on the Condensed Consolidated Balance Sheets as of June 30, 2013 and December 31, 2012.

AbTech is an environmental technologies firm that provides innovative solutions to address issues of water pollution. AbTech has developed and patented the Smart Sponge® polymer technology. This technology’s oil absorbing capabilities make it highly effective as a filtration media to remove hydrocarbons and other pollutants from flowing or pooled water. AbTech is headquartered in Scottsdale, Arizona and has a manufacturing facility located in Phoenix, Arizona.

AbTech’s wholly-owned subsidiary, Environmental Security Corporation (“ESC”), was formed in 2003 to develop a sensor array technology designed to detect impurities in water flows. ESC owns a U.S. patent on this technology and has acquired rights to another monitoring technology, but otherwise had no operations during 2013 or 2012.

In May, 2012, the Company formed a new subsidiary, AEWS Engineering, LLC (“AEWS”), an independent civil and environmental engineering firm, established to provide engineering and technology innovation to the water infrastructure sector. AEWS is owned 80% by the Company and 20% by Bjornulf White, the President of AEWS and Executive Vice President of AbTech. Under the AEWS operating agreement, the Company will fund the initial start-up costs of AEWS. Any future profits will be allocated first to those members that have funded prior losses (AbTech) and then to members in proportion to their membership interests. Accordingly, the operations of AEWS for the periods reflected in these condensed consolidated financial statements are allocated 100% to the Company. AEWS has an office located in Raleigh, North Carolina. Through June 30, 2013, AEWS had no revenues and its activities comprised setting up operations and developing business opportunities.

The Company operates in one business segment which is the filtration and treatment of polluted water.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Financial Statement Presentation – The condensed consolidated financial statements include the accounts of ABHD, AbTech, AEWS and ESC. Intercompany accounts and transactions have been eliminated. The non-controlling interest shown on the Condensed Consolidated Balance Sheet as of June 30, 2013, represents the ownership interest in AbTech of the holders of AbTech Series A preferred stock that elected not to exchange their Series A preferred shares for common shares of ABHD as allowed by the Merger Agreement.

The condensed consolidated financial statements for the three and six month periods ended June 30, 2013 and June 30, 2012 are unaudited and, in the opinion of the Company’s management, include all adjustments necessary for a fair presentation of such condensed consolidated financial statements. Such adjustments are of a normal recurring nature.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Net Loss Per Share – Basic net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. The calculation of basic loss per share gives retroactive effect to the recapitalization related to the reverse acquisition of AbTech by ABHD. The Company has other potentially dilutive securities outstanding that are not shown in a diluted net loss per share calculation because their effect in both 2013 and 2012 would be anti-dilutive. The following chart lists the securities as of June 30, 2013 and 2012 that were not included in the computation of diluted net loss per share because their effect would have been antidilutive:

	Common Shares
	June 30, 2013 Unaudited	June 30, 2012 Unaudited
Options to purchase common stock	9,587,958	8,073,458
Warrants to purchase common stock	7,124,839	8,042,964
Convertible promissory notes	685,714	12,988,748
Convertible preferred stock in AbTech	6,457,467	6,563,943
	23,855,978	35,669,113

Recent Accounting Pronouncements – There have been no recent accounting pronouncements or changes in accounting pronouncements that are expected to have a material impact on the Company’s condensed consolidated financial statements.

NOTE 1 – BUSINESS AND SUMMARY OF ACCOUNTING POLICIES

Organization and Description of Business

Abtech Holdings, Inc. (“ABHD” or the “Company”) (formerly Laural Resources, Inc.), was incorporated under the laws of the State of Nevada on February 13, 2007, with authorized capital stock of 300,000,000 shares of common stock at $0.001 par value.

AbTech Industries, Inc. (“AbTech”), a Delaware corporation with an authorized capital of 15,000,000 shares of $0.01 par value common stock and 5,000,000 shares of $0.01 par value preferred stock, was acquired by ABHD in a reverse acquisition transaction (the “Merger”) on February 10, 2011. In accordance with the merger agreement between AbTech and ABHD (the “Merger Agreement”), ABHD acquired all of the issued and outstanding common stock of AbTech, including shares issuable upon the conversion of Series A preferred stock and convertible promissory notes outstanding, in exchange for the stockholders of AbTech acquiring 46,000,000 shares of ABHD common stock. ABHD also agreed to reduce its number of common shares outstanding to 10,000,000 shares prior to the merger. (See Note 12 – Reverse Acquisition Transaction). The preferred stockholders of AbTech Industries that elected to not convert and exchange their shares for ABHD common shares represent the non-controlling interest shown on the Consolidated Balance Sheets as of December 31, 2012 and 2011.

For accounting purposes, the transaction has been accounted for as a reverse acquisition, with AbTech as the acquirer. These consolidated financial statements of the Company represent a continuation of the financial statements of AbTech, with one adjustment, which is to retroactively adjust the legal capital of AbTech to reflect the legal capital of ABHD. Comparative information presented in these consolidated financial statements also has been retroactively adjusted to reflect the legal capital of the Company, except that the number of shares of preferred stock of AbTech outstanding prior to the Merger are shown as the actual number of shares of preferred stock outstanding.

The Company is an environmental technologies firm that provides innovative solutions to address issues of water pollution. The Company has developed and patented the Smart Sponge® polymer technology. This technology’s oil absorbing capabilities make it highly effective as a filtration media to remove hydrocarbons and other pollutants from flowing or pooled water. The Company is headquartered in Scottsdale, Arizona and has a manufacturing facility located in Phoenix, Arizona.

In May, 2012, the Company formed a new subsidiary, AEWS Engineering, LLC (“AEWS”), an independent civil and environmental engineering firm, established to provide engineering and technology innovation to the water infrastructure sector. AEWS is owned 80% by the Company and 20% by Bjornulf White, the President of AEWS and Executive Vice President of AbTech. Under the AEWS operating agreement, the Company will fund the initial start-up costs of AEWS. Any future profits will be allocated first to those members that have funded prior losses (AbTech) and then to members in proportion to their membership interests. Accordingly, the operations of AEWS for the periods reflected in these condensed consolidated financial statements are allocated 100% to the Company. AEWS has an office located in Raleigh, North Carolina. During 2012, AEWS had no revenues and its activities comprised setting up operations and developing business opportunities.

AbTech’s wholly owned subsidiary, Environmental Security Corporation (“ESC”), was formed by the Company in 2003 to develop a sensor array technology designed to detect impurities in water flows. ESC owns a U.S. patent on this technology and has acquired rights to another monitoring technology, but otherwise had no operations during either 2012 or 2011.

The Company operates in one business segment which is the filtration and treatment of polluted water.

Summary of Significant Accounting Policies

Basis of Financial Statement Presentation – The consolidated financial statements include the accounts of ABHD, AbTech, AEWS and ESC. Intercompany accounts and transactions have been eliminated. The shares of preferred stock of AbTech outstanding prior to the merger are shown in the consolidated financial statements at their actual share amounts without giving effect to the potential of these shares to convert to shares of ABHD common stock. After the Merger, the shares of preferred stock that have not converted to shares of ABHD common stock represent the non-controlling interest shown on the Consolidated Balance Sheets. The consolidated financial statements do not include the operations of ABHD prior to the date of the Merger which are considered to be immaterial to the operations of AbTech. The equity section of the Consolidated Balance Sheets and the basic and diluted weighted average number of shares outstanding on the Consolidated Statements of Operations for periods ended after the date of the Merger represents the actual shares of ABHD outstanding after the share exchanges that occurred as part of the merger transaction.

Cash and Cash Equivalents – The Company considers all highly liquid debt instruments with a maturity of three months or less when acquired to be cash and cash equivalents.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates are used in determining the allowance for doubtful accounts and inventory allowance, in valuing the warrant liability, beneficial conversion features, stock-based compensation and stock issued in the reverse merger and in determining the classification of conversion options embedded in convertible promissory notes. Due to the uncertainties inherent in the formulation of accounting estimates, and the significance of these items, it is reasonable to expect that the estimates in connection with these items could be materially revised within the next year.

Concentration of Credit Risk – Credit risk represents the accounting loss that would be recognized at the reporting date if counter parties failed completely to perform as contracted. Concentrations of credit risk that arise from financial instruments exist for groups of customers or counter parties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions described below.

Cash and cash equivalents – Financial instruments that subject the Company to credit risk are cash balances maintained in excess of federal depository insurance limits. At December 31, 2012, the Company had $2,095,058 in cash or cash equivalent balances which were not guaranteed by the Federal Deposit Insurance Corporation. To date, the Company has not experienced any losses in such accounts and believes the exposure is minimal.
Major customers and accounts receivable – Major customers represent any customer that accounts for more than 10% of revenues for the year. During 2012, the Company had two customers that accounted for 20% and 14%, respectively, of revenues and whose accounts receivable balances (unsecured) were zero at December 31, 2012. During 2011, the Company had two customers that accounted for 29% and 15%, respectively, of revenues and whose accounts receivable balances (unsecured) accounted for approximately 0% and 42%, respectively, of accounts receivable at December 31, 2011.
Suppliers – Major suppliers represent any vendor that accounts for more than 10% of purchases for the year. During 2012, the Company had one vendor that accounted for 37% of its purchases. This vendor had an accounts payable balance of $5,760 at December 31, 2012. During 2011, the Company had two vendors that accounted for 34% and 41%, respectively, of its purchases. Neither of these vendors had an accounts payable balance at December 31, 2011.

Fair Values of Financial Assets and Liabilities– The Company measures and discloses certain financial assets and liabilities at fair value. Authoritative guidance defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Authoritative guidance also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2– Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company estimates fair value of the warrant liability using the Black-Scholes valuation model. Significant assumptions were determined as follows:

Expected term is determined under the simplified method using an average of the contractual term and vesting period of the award as appropriate statistical data required to properly estimate the expected term was not available;
Expected volatility is measured using the historical weekly changes in the market price of the Company’s common stock, disregarding identifiable periods of time in which share price was extraordinarily volatile due to certain events that are not expected to recur during the expected term;
Risk-free interest rate is to approximate the implied yield on zero-coupon U.S. Treasury bonds with a remaining maturity equal to the expected term of the awards; and
Forfeitures are based on the history of cancellations of warrants granted by the Company and management’s analysis of potential future forfeitures.

Inventories – Inventories are stated at the lower of cost or market, with cost computed on an average cost method which approximates the first-in, first-out basis. Inventory costs include raw materials, direct labor and manufacturing overhead. Provision is made for obsolete, slow-moving or defective items where appropriate. The amount of any provision is recognized as an expense in the period the provision occurs.

Warranty Accrual – The Company’s products are subject to warranty periods of one year or less. The warranty accrual is based on management’s best estimate of expected costs associated with product failure and historical product failures. The Company has not incurred any significant warranty claims to date.

Fixed Assets – Fixed assets, stated at cost, are depreciated on the straight-line method for financial statement reporting purposes, over the estimated useful lives of the assets, which range from three to ten years. Leasehold improvement costs are depreciated over the shorter of the lease term or their useful life. Repairs and maintenance costs are expensed as incurred. Betterments or renewals are capitalized when they occur.

Deferred Charges – Deferred charges are costs incurred in connection with the issuance of debt. These costs are capitalized as an asset and amortized over the term of the debt using the effective interest method. Interest expense related to the amortization of these deferred charges totaled $937,234 in 2012 and $142,836 in 2011.

Revenue Recognition – The Company recognizes revenue only when all of the following criteria have been met:

Persuasive evidence of an arrangement exists;

Delivery has occurred or services have been rendered;

The fee for the arrangement is fixed or determinable; and

Collectability is reasonably assured.

Persuasive Evidence of an Arrangement – The Company documents all terms of an arrangement in a quote signed or confirmed by the customer prior to recognizing revenue.

Delivery Has Occurred or Services Have Been Performed – The Company performs all services or delivers all products prior to recognizing revenue. Services are considered to be performed when the services are complete.

The Fee for the Arrangement is Fixed or Determinable – Prior to recognizing revenue, a customer’s fee is either fixed or determinable under the terms of the quote or accepted customer purchase order.

Collectability Is Reasonably Assured – Collectability is assessed on a customer by customer basis based on criteria outlined by management.

In 2012 and 2011, the Company recognized revenue from the sale of its Smart Sponge® and Smart Sponge Plus products, including Ultra-Urban® Filters, Line Skimmers, Passive Skimmers and Smart Paks®. The Smart Paks are usually sold as a component of an engineered system such as an end-of-pipe vault or other larger multi-product treatment train. The Company provides engineering design services on some engineered solutions and to date has not performed any major installation of such systems. Revenue from design services are recognized at the time the engineering services are completed. The Company recognizes shipping and handling fees as revenue and the related expenses as a component of cost of sales. All internal handling charges are charged to selling, general and administrative expenses.

The payment terms for sales made to distributors vary based on the credit worthiness of the particular vendor and the size of the order. Some orders require prepayment of up to 50% at the time the order is received, others require payment in full before shipping and others are made on terms requiring payment within 30 days of the date of shipment. Distributors do not have a right of return for products purchased from the Company. The Company may on occasion allow a return under appropriate conditions to promote good business practices; however, such returns have been and are expected to be minimal. Regardless of when payment is received from the distributor, revenues are recognized in accordance with the criteria for revenue recognition described above.

Allowance for Doubtful Accounts – The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The allowances are calculated based on a detailed review of individual customer accounts, historical rates and an estimation of the overall economic conditions affecting the Company’s customer base. The Company reviews a customer’s credit history before extending credit. If the financial condition of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. The Company charges off uncollectible receivables when all reasonable collection efforts have been exhausted. The allowance for doubtful accounts was $25,000 at December 31, 2012 and $16,600 at December 31, 2011.

Customer Deposits – The Company receives from some distributors a one-time fee for the exclusive distribution rights to its products. In some cases, this nonrefundable fee represents a prepayment by the distributor for future product purchases. In such cases the deposit is recognized as revenue when products are shipped and the risks and rewards of ownership have been transferred or when the distributor forfeits the prepayment, in accordance with the terms of the distribution agreement.

Cost Recognition – Cost of revenues includes all direct material and labor costs and those indirect costs of bringing raw materials to sale condition, including depreciation of equipment used in manufacturing and shipping and handling costs. Selling, general, and administrative costs are charged to operating expenses as incurred. Research and development costs are expensed as incurred and are included in operating expenses. Advertising costs are expensed as incurred. Total advertising costs for 2012 and 2011 were $12,795 and $23,792, respectively.

Long-Lived Assets – The Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. When indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amount, the Company measures the amount of such impairment by comparing the assets' carrying value to the assets' present value of the expected future discounted cash flows. Impairment charges, if any, are recorded in the period realized.

Income Taxes – Deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the book and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established to reduce a deferred tax asset to the amount expected to be realized. The Company assesses its ability to realize deferred tax assets based on current earnings performance and on projections of future taxable income in the relevant tax jurisdictions. These projections do not include taxable income from the reversal of deferred tax liabilities and do not reflect a general growth assumption but do consider known or pending events, such as the passage of legislation. The Company’s estimates of future taxable income are reviewed annually. All tax positions are first analyzed to determine if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of any related appeals or litigation processes. After the initial analysis, the tax benefit is measured as the largest amount that is more than 50% likely of being realized upon ultimate settlement. Our income tax returns are subject to adjustment under audit for approximately the last four years.

If the Company is required to pay interest on the underpayment of income taxes, the Company recognizes interest expense in the first period the interest becomes due according to the provisions of the relevant tax law.

If the Company is subject to payment of penalties, the Company recognizes an expense for the amount of the statutory penalty in the period when the position is taken on the income tax return. If the penalty was not recognized in the period when the position was initially taken, the expense is recognized in the period when the Company changes its judgment about meeting minimum statutory thresholds related to the initial position taken.

Stock-Based Compensation – All share-based payments to employees, including grants of employee stock options, are expensed based on their estimated fair values at grant date, in accordance with ASC 718.

Compensation expense for stock options is recorded over the vesting period using the estimated fair value on the date of grant, as calculated by the Company using the Black-Scholes model. The Company classifies all share-based awards as equity instruments and recognizes the vesting of the awards ratably over their respective terms.
See Note 11 for a description of the Company’s share-based compensation plan and information related to awards granted under the plan.

Fair Value of Warrant Liability and Note Discount – The Company bifurcates the value of warrants sold with promissory notes when the warrants meet the characteristics of a derivative. This bifurcation results in the establishment of a warrant liability and a corresponding note discount in the same amount. The warrant liability is originally valued, and subsequently revalued at each valuation date, using the Black-Scholes valuation model because there is no market price available for the warrants. This model uses estimates of volatility, risk free interest rate and the expected term of the warrants, along with the current market price of the Company’s common stock, to estimate the value of the outstanding warrants. The value of these warrants can change significantly as the market price of the underlying common stock changes. At each valuation date, this could result in a gain or loss depending on the change in the market price of the stock, among other factors, from one valuation date to the next. The Company recognized such a loss of $(944,291) for the year ended December 31, 2012, and a gain of $242,052 for the year ended December 31, 2011. When a warrant expires, is exercised or is no longer considered a derivative because the factors that caused the warrant to be characterized as a derivative have changed or expired, the warrant is revalued as of such date and the corresponding value is reclassified to additional paid in capital. During 2012, the Company reclassified as additional paid-in capital warrant liability amounts of $337,772 for warrants that had been exercised and $2,239,242 for warrants that no longer met the characteristics of a derivative.

Net Loss Per Share – Basic net loss per share is computed by dividing net loss attributable to common shareholders by the weighted average number of shares of common stock outstanding during the period. The calculation of basic loss per share gives retroactive effect to the recapitalization related to the reverse acquisition of AbTech Industries by AbTech Holdings. The Company has other potentially dilutive securities outstanding that are not shown in a diluted net loss per share calculation because their effect in both 2012 and 2011 would be anti-dilutive. These potentially dilutive securities include Series A Preferred Stock, options, warrants and convertible promissory notes (see Notes 10 and 11), and total 27,366,867 shares at December 31, 2012, and 31,667,254 shares at December 31, 2011.

Conversion Options – The Company bifurcates conversion options embedded in financial instruments and accounts for them at fair value when required. The Company has determined that none of its embedded conversion options require bifurcation.

Imputed Interest – A note issued solely for cash equal to its face amount is presumed to earn the stated rate of interest. However, in some cases the parties may also exchange unstated (or stated) rights or privileges, which are given accounting recognition by establishing a note discount or premium account. In such cases, the Company imputes interest when required.

Reverse Acquisition – The Company has accounted for the reverse acquisition discussed above in accordance with ASC 805-40 (Reverse Acquisitions). The 10,000,000 shares of ABHD outstanding immediately prior to the reverse acquisition represent the consideration transferred for the merger.

Recent Accounting Pronouncements

With the exception of those discussed below, there have been no recent accounting pronouncements or changes in accounting pronouncements during the year ended December 31, 2012, that are of significance, or potential significance, to the Company.

In May 2011, the FASB issued authoritative guidance regarding measurement of fair value and for disclosing information about fair value measurements. Application of the highest and best use and valuation premise concepts are clarified for use in measuring the fair value of nonfinancial assets and are not relevant when measuring the fair value of financial assets or of liabilities. New disclosures should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. This guidance became effective for the Company for fiscal years and interim periods within those years beginning in 2012. The adoption of this guidance had no material effect on the Company’s financial statements.

INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 3 – INVENTORIES

The Company uses a perpetual inventory system and periodic physical test counts to determine inventory amounts at interim balance sheet dates. Inventories are stated at the lower of cost or market, with cost computed on an average cost method which approximates the first-in, first-out basis.

	June 30, 2013 (Unaudited)	December 31, 2012
Raw materials	$97,643	$105,971
Work in process	404,004	354,554
Finished goods	57,054	47,279
Reserve for obsolescence	(110,000)	(110,000)
Total	$448,701	$397,804

NOTE 3 - INVENTORIES

Inventories consist of the following at December 31:

	2012	2011
Raw materials	$105,971	$76,381
Work in process	354,554	446,538
Finished goods	47,279	106,625
Reserve for obsolescence	(110,000)	(101,535)
Total	$397,804	$528,009

GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
GOING CONCERN [Abstract]
GOING CONCERN
NOTE 4 – GOING CONCERN

These unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which contemplate continuation of the Company as a going concern. The Company has not yet established an ongoing source of revenue sufficient to cover its operating costs, which raises doubts about the ability of the Company to continue as a going concern. In order to continue as a going concern, the Company will need to generate additional revenue and obtain additional capital to fund its operating losses and service its debt. Management of the Company has developed a strategy, which it believes will accomplish this objective through revenue growth and additional funding, which will enable the Company to operate for the coming year. On June 12, 2013, the Company entered into a short term financing agreement whereby it may borrow up to $500,000. As of June 30, 2013 the Company had borrowed $250,000 using this facility and borrowed the remaining $250,000 in July, 2013 (see NOTE 6 – PROMISSORY NOTES). On June 25, 2013, the Company entered into an equity line of credit agreement with Dutchess Opportunity Fund, II, LP (“Dutchess”) whereby Dutchess is irrevocably committed to purchase from the Company up to $2 million of ABHD common stock over the course of 36 months (see NOTE 8 – STOCKHOLDERS’ EQUITY). However, even with these funding commitments in place there can be no assurance that the Company’s overall efforts will be successful. As a result, the Company’s independent registered public accounting firm issued a going concern opinion on the consolidated financial statements of the Company for the year ended December 31, 2012. These condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

NOTE 2 – GOING CONCERN

The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles, which contemplate continuation of the Company as a going concern. As shown in the consolidated financial statements, the Company has incurred ongoing net losses since inception. These losses, with the associated substantial accumulated deficit, are a direct result of the Company’s product development activities and the costs of introducing its technologies to the market and pursuing market acceptance. In view of these matters, realization of a major portion of the assets in the accompanying consolidated balance sheets is dependent upon continued operations of the Company which in turn is dependent upon the Company’s ability to meet its financing requirements, and the success of its future operations. The Company operates in a new, developing industry with a variety of competitors. These factors raise substantial doubt about the Company’s ability to continue as a going concern. As a result, the Company’s independent registered public accounting firm issued a going concern opinion on the accompanying consolidated financial statements.

Management believes that the Company’s ability to continue as a going concern will be dependent on its ability to raise additional capital and/or generate significant sales growth in the short term. The Company’s ability to achieve these objectives cannot be determined at this time. Management’s plans in regard to these matters are described as follows:

Sales and Marketing. Historically, the Company has selected qualified distributors to represent its products in key geographic markets. The recent economic downturn and other factors have led to a significant contraction in sales revenue as municipalities, the Company’s primary customers, experienced severe budgetary and financial constraints. In an attempt to reinvigorate sales, the Company has redirected its focus on multiple market segments and has revised its go-to-market strategy by disengaging distributors with exclusive geographic territories, in favor of new alliances with larger, market-dominant companies to cover entire market segments such as municipal stormwater, federal facilities and industrial process water. In early 2011, the Company signed its first such distribution agreement with Waste Management, Inc., (“WMI”) a company that has a major presence in the public sector market. Under this distribution agreement, market rollout has been initiated in several market areas and the Company has worked with WMI to develop programs for Private Public Partnerships (“P3s”) for municipal customers. In December 2012 the Company announced the signing of a letter of intent with a California municipality for the first such P3 project. The Company expects more of these P3 projects to come on line in 2013. The Company is also making efforts to expand into new markets addressing the treatment of produced water in the mining and drilling industries and is also pursuing activities in a few selected foreign markets.

Financing. To date, the Company has financed its operations primarily with loans from shareholders, private placement financings and sales revenue. During 2012, the Company raised $3.7 million in a private offering of common stock and accompanying warrants, and raised $2.6 million in the final closing of a private offering of convertible promissory notes that raised a total of $7.3 million during 2012 and 2011. During 2012, $275,000 of these convertible promissory notes were repaid, $6,545,000 were converted to common stock and $480,000 remained outstanding at December 31, 2012. The high proportion of these convertible promissory notes that converted to common stock allowed the Company to preserve cash for operations that otherwise may have been needed to repay debt. Management believes that with continued field validation successes, an improving economy, federal regulatory approval of the Company’s antimicrobial technologies, and success in implementing P3 stormwater programs for municipal customers, sales revenue can grow rapidly, thus enabling the Company to reverse its negative cash flow and raise additional capital as needed. There is no assurance that the Company can achieve sustainable operations or that additional capital, if needed, will be available on acceptable terms.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amount and classification of liabilities or any other adjustment that might be necessary should the Company be unable to continue as a going concern.

RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 5 – RELATED PARTY TRANSACTIONS

Accounts payable, related party – represents amounts due to various officers of the Company for travel expenses. At December 31, 2012, the amount also included $10,000 for advertising and sponsorship fees due to a non-profit organization of which the president of the Company is a director.

At June 30, 2013, accrued expenses included $39,000 of fees due to directors of the Company for their services as directors during 2013.

NOTE 7 - RELATED PARTY TRANSACTIONS

Accounts receivable; related party – represents the amount due from a past distributor owned by certain ABHD stockholders.

Accounts payable; related party – At December 31, 2012 directors of the Company were owed $42,500 for unpaid directors fees earned during 2012. In addition, the Company owed $10,000 for advertising fees to an environmental group for which the Company’s president serves on the Board of Trustees. Accounts payable - related party at December 31, 2011 represents $25,000 owed to the environmental group and approximately $4,700 due to executives of the Company for travel expenses.

Due to related party – represents amounts owed to a related company for services provided in the form of office and clerical support, and cash advances. On December 31, 1998, the Company executed a loan document in the amount of $127,353, with an original maturity date of December 31, 2003 (extended to December 31, 2013), with interest accruing at the rate of 5% per annum until the loan is paid in full. In the event of default of principal or interest, the entire unpaid balance, including principal and interest, will be due and payable without notice, with interest accruing at 8% from the date of default.

Convertible Promissory Notes – In 2011, a director purchased a Convertible Promissory Note and accompanying warrant for 333,333 shares, for $500,000 in the July 2011 Offering (see Note 14 – PRIVATE PLACEMENTS). $200,000 of the purchase price was remitted in the form of a non-interest bearing Senior Convertible Promissory Note due from AbTech Industries. In 2011, a Convertible Note held by this director in the principal amount of $100,000 was purchased by another investor and converted with interest into 198,980 shares of Company common stock. This director resigned as a director in 2012 and subsequently converted the $500,000 Convertible Promissory Note with accrued interest thereon into 962,956 shares of ABHD common stock during 2012.

Equity – A director of the Company participated in the 2012 Equity Offering by purchasing 240,000 shares of the Company’s common stock with an accompanying warrant for 24,000 shares for $184,800. In 2011, the Company granted 10,000 shares of common stock to a director for financial services provided by the director to the Company. The shares were valued at $0.42 per share and recorded as stock issued for services.

Stock Options – The Company granted 1,360,494 stock options to directors of the Company in 2012. In 2011, the Company granted 4,734,300 stock options to directors and officers of the Company (see Note 11 – STOCKHOLDERS’ EQUITY AND STOCK-BASED COMPENSATION).

FIXED ASSETS	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
FIXED ASSETS

NOTE 4 - FIXED ASSETS

Fixed assets consist of the following at December 31:

	2012	2011
Furniture and fixtures	$128,890	$128,093
Computer equipment	50,563	61,831
Machinery and equipment	278,962	250,986
Leasehold improvements	19,348	19,348
Total cost	477,763	460,258
Less accumulated depreciation	(404,782)	(410,773)
Net book value	$72,981	$49,485

Depreciation expense charged to operations during 2012 and 2011 was $24,737 and $27,635, respectively.

COMMITMENTS	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 5 - COMMITMENTS

Capital Leases – In 2012, the Company’s subsidiary, AEWS, entered into a capital lease for the purchase of telephone equipment valued at $11,599. In 2012, depreciation expense of $966 was recorded for these assets leaving an accumulated depreciation balance at December 31, 2012 of $966. The Company had no other capital leases at December 31, 2012. Minimum future lease payments and present values of the net minimum lease payments for this capital lease are as follows:

Year ended December 31:
2013	$4,447
2014	4,447
2015	2,965
Total minimum lease payments	11,859
Less: Sales tax amounts	750
Net minimum lease payments	11,109
Less: imputed interest	716
Present value of net minimum lease payments	10,393
Less: current portion	3,739
Capital lease obligation noncurrent portion	$6,654

Operating Leases – The Company leases office and warehouse space, office equipment and an automobile under various non-cancelable operating leases that extend through May 2018. Total rental expense charged to operations during the years ended December 31, 2012 and 2011 were $347,359 and $271,906, respectively. Future annual minimum lease payments for the next five years, under non-cancelable operating leases with initial or remaining terms of one year or more, as of December 31, 2012, are as follows:

Year	2013	2014	2015	2016	2017	Thereafter	Total
Amount	$338,390	$375,574	$350,233	$244,397	$229,075	$64,451	$1,602,120

Indemnification Agreements - The Company enters into indemnification provisions under its agreements with officers and directors and companies in its ordinary course of business, typically with business partners, customers, landlords, lenders and lessors. Under these provisions the Company generally indemnifies and holds harmless the indemnified party for losses suffered or incurred by the indemnified party as a result of the Company’s activities or, in some cases, as a result of the indemnified party’s activities under the agreement. The maximum potential amount of future payments the Company could be required to make under these indemnification provisions is unlimited. The Company has not incurred material costs to defend lawsuits or settle claims related to these indemnification agreements. As a result, the Company believes the estimated fair value of these agreements is minimal. Accordingly, the Company has no liabilities recorded for these agreements as of December 31, 2012.

Other Commitments – The Company has other commitments for consulting fees that extend through 2013 amounting to $68,350. These commitments are cancellable on 15-30 days’ notice.

PROMISSORY NOTES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes Payable Disclosure [Abstract]
PROMISSORY NOTES
NOTE 6 – PROMISSORY NOTES

On April 11, 2013 the Company completed a transaction (the “Transaction”) wherein the Company assigned to new investors its right to repurchase eleven outstanding convertible promissory notes (the “Notes”) issued by the Company’s subsidiary, AbTech Industries, Inc. The Notes were all non-interest bearing with an aggregate principal amount of $1,856,000 and maturity dates ranging from March 31, 2013 to May 11, 2014. The Company assigned these notes to new investors pursuant to Assignment and Assumption Agreements whereby the new investors agreed to immediately convert the Notes into shares of Series A preferred stock of AbTech Industries, Inc. in accordance with the conversion terms of the Notes and then to further convert the shares of Series A preferred stock into shares of the Company’s common stock as provided for in the terms of the Company’s merger with AbTech Industries, Inc. that occurred in February 2011. The transaction was a cashless transaction for the Company, handled by an escrow agent for the buyers and sellers of the Notes. As a result of the transaction, the Company reduced its outstanding convertible debt by $1,856,000 and issued 2,649,640 shares of its common stock.

On June 14, 2013, the Company issued to an investor who is a member of the Company’s Advisory Board, a Bridge Loan Promissory Note (the “Bridge Note”) with a principal amount of $500,000, an interest rate of 6.5% per annum and a maturity date of October 1, 2013. The Bridge Note is a multi-advance loan facility pursuant to which the lender, upon request by the Company, will advance loans to the Company aggregating up to $500,000. As of June 30, 2013, the Company had borrowed $250,000 under the Bridge Note, and borrowed an additional $250,000 on July 12, 2013. In conjunction with the Bridge Note, the lender received a detachable warrant (the “Bridge Warrant”) for the purchase of 35,000 shares of the Company’s common stock with an exercise price of $0.66 per share and a term of five (5) years. The Bridge Note was discounted by the value of the Bridge Warrant, determined to be $10,399 using the Black–Scholes model. The discount is being amortized as interest expense over the term of the Bridge Note. As of June 30, 2013, the unamortized amount of the Bridge Note discount was $8,924.

As of June 30, 2013, the Company had two other secured convertible promissory notes outstanding with a combined principal amount of $480,000. These notes have an interest rate of 6% per annum, mature on October 1, 2013 and are convertible into shares of the Company’s common stock at $0.70 per share.

NOTE 10 – CONVERTIBLE PROMISSORY NOTES

At December 31, 2012 and 2011, the Company had promissory notes outstanding of $2,336,000 and $6,372,763, respectively, convertible into shares of the Company’s common stock. The conversion rate (stated in terms of the conversion rate into shares of ABHD common stock), interest rate and maturity dates of the notes outstanding at December 31, 2012, are shown in the table below:

Type of Financing	Principal Amount	Interest Rate	Conversion Rate	Maturity Date
Related Party
Senior Convertible Notes	585,000	0%	$0.70	3/31/2013
Senior Convertible Notes	400,000	0%	$0.70	7/7/2013
Senior Convertible Notes	200,000	0%	$0.70	12/19/2013
Senior Convertible Notes	325,000	0%	$0.70	2/3/2014
Senior Convertible Notes	200,000	0%	$0.70	4/16/2014
Subtotal - related party	1,710,000
Non-related party
Junior Convertible Notes	25,000	0%	$0.50	9/30/2011
Senior Convertible Notes	115,000	0%	$0.70	3/31/2013
Senior Convertible Notes	6,000	0%	$0.70	5/11/2014
Secured ABHD Notes	480,000	6%	$0.70	5/1/2013
Subtotal - non-related party	626,000
Total	$2,336,000

The conversion rate (stated in terms of the conversion rate into shares of ABHD common stock), interest rate and maturity dates of the notes outstanding at December 31, 2011, are shown in the table below:

Type of Financing	Principal Amount	Interest Rate	Conversion Rate	Maturity Date
Related Party
Junior Convertible Notes	$100,000	0%	$0.50	9/30/2011
Senior Convertible Notes	750,000	0%	$0.70	3/31/2013
Senior Convertible Notes	400,000	0%	$0.70	7/7/2013
Senior Convertible Notes	200,000	0%	$0.70	12/19/2013
Senior Convertible Notes	325,000	0%	$0.70	2/3/2014
Senior Convertible Notes	200,000	0%	$0.70	4/16/2014
Senior Convertible Notes	6,000	0%	$0.70	5/11/2014
ABHD Convertible Notes	500,000	12%	$0.60	4/30/2012
Unamortized discount on ABHD Convertible Notes	(21,319)
Subtotal - related party	2,459,681

Type of Financing	Principal Amount	Interest Rate	Conversion Rate	Maturity Date
Non-related party
Senior Convertible Note	55,000	0%	$0.70	4/8/2014
Senior Convertible Notes	100,000	0%	$0.70	11/25/2014
ABHD Convertible Notes	200,000	12%	$0.60	4/30/2012
Secured ABHD Notes	25,000	12%	$0.70	5/15/2012
Secured ABHD Notes	25,000	12%	$0.70	5/18/2012
Secured ABHD Notes	50,000	12%	$0.70	5/22/2012
Secured ABHD Notes	550,000	12%	$0.70	6/3/2012
Secured ABHD Notes	675,000	12%	$0.70	6/19/2012
Secured ABHD Notes	650,000	12%	$0.70	7/24/2012
Secured ABHD Notes	1,645,000	12%	$0.70	8/18/2012
Secured ABHD Notes	380,000	12%	$0.70	8/24/2012
Unamortized discount on Secured ABHD Notes	(441,918)
Subtotal - non-related party	3,913,082
Total	$6,372,763

The terms of the various types of convertible notes included in the tables above are described as follows:

Junior Convertible Notes and Senior Convertible Notes – These notes are convertible into shares of AbTech Series A preferred stock and, consequently, into shares of ABHD common stock. The conversion rate shown in the table above reflects the rate at which the notes could be converted into shares of ABHD common stock. The notes are due in full at maturity but may be prepaid at any time prior to the maturity date with proper notice to the note holder. In the event of liquidation of AbTech, the Senior Convertible Notes have priority in right of payment over the Junior Convertible Notes. Additionally, holders of Senior Convertible Notes have priority over any amounts due stockholders of AbTech, regardless of the form of payment which may be due. One note included in the table above has a maturity date prior to December 31, 2012; however, the note holder has indicated its intention to convert the note in accordance with its terms in 2013.

ABHD Convertible Notes – These notes were issued as part of the July 2011 Offering (see Note 14 - PRIVATE PLACEMENTS).

Secured ABHD Convertible Notes – These notes were issued in the September 2011 Offering (see Note 14 - PRIVATE PLACEMENTS).

Aggregate maturities of debt obligations commencing in 2013 are:

2013	2014	Total
$1,805,000	$531,000	$2,336,000

FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 7 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, capital lease obligation, notes payable and convertible notes payable. It is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments. The fair value of these financial instruments approximates their carrying values using level 3 inputs, based on their short maturities, or for long term debt, based on borrowing rates currently available to the Company for loans with similar terms and maturities. Gains and losses recognized on changes in fair value of financial instruments, if any, are reported in other income (expense) as gain (loss) on change in fair value.

NOTE 15 –FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, capital lease obligation, convertible notes payable, notes payable and warrant liability. It is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments. The fair value of these financial instruments approximates their carrying values based on their short maturities or for long-term debt based on borrowing rates currently available to the Company for loans with similar terms and maturities. Gains and losses recognized on changes in fair value of financial instruments are reported in other income (expense) as gain (loss) on change in fair value. The Company estimates the fair value of level 3 inputs using the Black-Scholes valuation model using historical volatility as the method to estimate expected volatility. At December 31, 2012 and 2011, the Company had no financial instruments outstanding that were estimated using level 1 or level 2 inputs. The Company’s warrant liability was estimated using Level 3 inputs as shown in the reconciliation table below for the years ended December 31, 2012 and 2011.

Fair value measurements using significant unobservable inputs (Level 3)
Description	Warrant Liability
Beginning balance, December 31, 2010	$
Purchases, issuance and settlements	741,028
Total (gains) or losses	(242,052)
Transfers in or out of Level 3	-
Ending balance, December 31, 2011	498,976
Purchases, issuance and settlements	795,975
Total (gains) or losses	944,291
Transfers in or out of Level 3	(2,239,242)
Ending balance, December 31, 2012	$-

During 2012, the Company reclassified warrant liability amounts of $2,577,014 to additional paid-in capital. The warrant liability attributable to warrants that were exercised during 2012, in the amount of $337,772, was revalued as of the applicable exercise dates and then reclassified to additional paid-in capital. The remaining warrant liability, in the amount of $2,239,242 was also revalued and reclassified to additional paid-in capital upon the expiration of the conditional factors that originally caused the warrant values to be classified as a liability. These factors involved certain conditions in the warrant terms that could have caused a change in the exercise price of the warrants and the number of warrant shares. Because the affected warrants are no longer subject to these conditions and have a fixed exercise price and a fixed number of warrant shares, the warrant values no longer qualified as a warrant liability and, therefore, were reclassified to additional paid-in capital. Accordingly, the warrant liability as of December 31, 2012 was reduced to zero.

The Company used the following assumptions to estimate the fair value of the warrant liability that was reclassified to additional paid in capital:

Expected volatility	80.42%
Expected dividend yield	0%
Expected term	1.8-2.1 years
Risk-free interest rate	0.72%

The Company believes that the Black-Scholes model is a reasonable valuation model for valuing these warrants considering the facts and circumstances pertaining to the terms of these warrants, and the Company does not believe that using an alternative or more complex valuation model (including, for example, a lattice pricing model) would have a material effect on, or otherwise materially impact, the financial statements for the periods presented.

LOANS FROM SHAREHOLDERS	12 Months Ended
Dec. 31, 2012
Other Debt Disclosure [Abstract]
LOANS FROM SHAREHOLDERS
NOTE 6 - LOANS FROM SHAREHOLDERS

Loans from shareholders at December 31, 2012 and 2011 represent a $9,000 short-term loan made by a prior Director of the Company to the Company’s subsidiary, ESC. This loan is unsecured, non-interest bearing and “due on demand.”

STOCKHOLDERS��� EQUITY (DEFICIENCY)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders Equity and Share Based Compensation Disclosure [Abstract]
STOCKHOLDERS' DEFICIENCY

NOTE 8 – STOCKHOLDERS’ EQUITY (DEFICIENCY)

During the six-month period ended June 30, 2013, the Company issued:

·	52,479 shares of ABHD common stock for the conversion of $36,736 of interest accrued on Secured Convertible Promissory Notes;
·	2,649,640 shares of ABHD common stock for the conversion of all remaining convertible notes issued by AbTech with an aggregate principal amount of $1,856,000 and a conversion rate of $0.70 per share;
·
60,000 shares of ABHD common stock for the services valued at $40,600 and accrued an additional $27,200 for the estimated value of 40,000 additional shares that the Company was obligated to issue for services rendered as of June 30, 2013;

·	128,971 shares of ABHD common stock for the cashless exercise of warrants for 666,666 shares of common stock; and
·	106,476 shares of ABHD common stock for the conversion of 20,000 shares of AbTech Series A preferred stock.

Paid-in capital for the six-months ended June 30, 2013 also increased by $169,796 for the value of stock based compensation attributable to options and warrants vesting during the period and by $10,399 for the value of the warrant issued with the Bridge Note in June 2013.

On June 25, 2013, the Company entered into an agreement (the “Investment Agreement” or “Equity Line of Credit”) with Dutchess Opportunity Fund, II, LP (“Dutchess”) whereby Dutchess is irrevocably committed to purchase up to $2 million of ABHD common stock from the Company over the course of 36 months. The aggregate number of shares issuable by the Company and purchasable by Dutchess under the Investment Agreement is limited by the dollar amount sold, in this instance no more than $2 million, and will depend upon the trading price of the Company’s shares. The Company may draw on the Equity Line of Credit from time to time, as and when it determines appropriate in accordance with the terms and conditions of the Investment Agreement. The Company has no obligation to utilize the full amount available under the Equity Line of Credit.

NOTE 11 – STOCKHOLDERS’ EQUITY (DEFICIENCY) AND STOCK-BASED COMPENSATION

Stock Options

The Company grants stock options to officers, directors, employees and consultants under stock plans.

AbTech’s 2007 Stock Plan - Prior to the Merger with ABHD, AbTech issued stock options under a plan (the “2007 Stock Plan”) that allowed up to 15% of the capital stock outstanding of AbTech to be available for awards granted under the plan. Options granted under the plan expire on the earlier of the stated expiration date or, in the case of incentive stock options, ninety days after the date employment ends or, in the case of non-statutory options, 30 days after the optionee ceases to be a service provider to the Company. The stated expiration dates occur between 2015 and 2020. Stock options were granted at the fair market value of the common stock as determined by the Board of Directors on the date of grant and are exercisable subject to vesting provisions and performance objectives. All outstanding stock options granted by AbTech outstanding as of the date of the reverse acquisition transaction with ABHD automatically convert into options for the purchase of shares of ABHD common stock at the rate of 5.32 shares of ABHD stock for each share of AbTech stock. ABHD will issue new authorized shares for AbTech stock options exercised after February 10, 2011, the date of the Merger.

ABHD’s 2012 Incentive Stock Plan – In May 2012, the shareholders of ABHD approved the 2012 Incentive Stock Plan (the “2012 Plan”), which allows for up to 9,000,000 shares of common stock awards to be granted during the term of the plan. The exercise price of options granted under the 2012 Plan is determined by the 2012 Plan Committee and may not be less than 100% of the fair market value of the common stock of ABHD on the grant date. Options expire not more than 10 years from the date of grant.

For the years ended December 31, 2012 and 2011, compensation expense of $634,849 and $77,532, respectively, for stock options accounted for under ASC 718 is included in Selling, general and administrative expense in the consolidated statements of operations. There was no related tax benefit recognized due to the Company’s loss position. At December 31, 2012, the Company had approximately $1,663,551 of total unrecognized compensation cost related to unvested stock options. This cost is expected to be recognized over a weighted-average period of approximately 2 years. No cash was received from the exercise of stock options during 2012 or 2011.

Compensation expense was determined from the estimates of fair values of stock options granted using the Black-Scholes option pricing model. The following table summarizes the weighted average of fair value and the significant assumptions used in applying the Black-Scholes model for options granted in 2012 and 2011:

	2012	2011
Weighted average of fair value for options granted	$0.36	$0.27
Weighted average assumptions used:
Expected dividend yield	0.0%	0.0%
Expected volatility	85.0%	81.5%
Risk-free interest rate	0.7%	1.9%
Expected life (in years)	2.3	5.0

The assumptions for expected dividend yield, expected volatility and expected term reflect management’s judgment and include consideration of historical experience. Expected volatility is based on historical volatility of the Company’s shares. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option.

The Company’s stock option activity for the years ending December 31, 2012 and 2011 is summarized below (all share amounts for options granted by AbTech have been restated to give effect to the merger exchange ratio and reflect the equivalent number of ABHD shares):

AbTech Options

	Number of AbTech Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Term
Outstanding at December 31, 2010	5,329,107	$0.70	6.6
Forfeited or expired	(2,629,949)	0.70
Outstanding at December 31, 2011	2,699,158	0.70	3.5
Expired	(1,117,994)	0.70
Outstanding at December 31, 2012	1,581,164	$0.70	4.2

As of December 31, 2012, there were 1,581,164 stock options outstanding and exercisable with a weighted average remaining life of 4.2 years and an intrinsic value of $0.

ABHD Options

	Number of ABHD Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Term
Outstanding at December 31, 2010	640,000	$0.55	4.9
Granted	4,734,300	0.42
Outstanding at December 31, 2011	5,374,300	0.44	9.6
Granted	2,662,494	0.80
Expired	(40,000)	0.42
Outstanding at December 31, 2012	7,996,794	$0.56	6.9

As of December 31, 2012, there were 7,996,794 stock options outstanding with a weighted average remaining life of 6.9 years and an intrinsic value of $2,509,781. As of December 31, 2012, there were approximately 2,762,408 options exercisable with a weighted average remaining life of 4.6 years and an intrinsic value of $624,761. Of the non-exercisable stock options outstanding at December 31, 2012, 3,015,086 stock options vest over time between 2013 and 2015 and 2,219,300 stock options vest only upon the Company achieving specific performance objectives in 2013.

The following table summarizes the activity of the shares and weighted-average grant date fair value of the Company’s non-vested common stock options during the years ending December 31, 2012 and 2011:

	Non-vested AbTech Shares		Non-vested ABHD Shares
	Number of Shares	Weighted- average grant date fair value	Number of Shares	Weighted -average grant date fair value
Non-vested at December 31, 2010	2,502,178	$0.18	640,000	$0.12
Granted	-		4,734,300	0.27
Vested	(399,284)	0.10	(320,000)	0.12
Forfeited or expired	(2,102,894)	0.20	-
Non-vested at December 31, 2011	-	-	5,054,300	0.27
Granted			2,662,494	0.36
Vested			(2,442,408)	0.26
Expired			(40,000)	0.27
Non-vested at December 31, 2012	-	$-	5,234,386	$0.32

Common stock
In conjunction with the Merger that occurred in February 2011, the Company sold 2,320,000 shares of common stock for $2,320,000 of cash. Of this amount, 1,495,000 shares were issued during 2010 and 825,000 shares were issued during 2011 (see Note 12 - REVERSE ACQUISITION TRANSACTION).

During 2012 and 2011, the Company issued 300,000 and 449,931 shares, respectively, of common stock to five entities for services rendered to the Company. These shares were valued at the closing market price of the Company’s common stock on the measurement date in accordance with the provisions of ASC 505-50-30. The resulting expense of $240,000 and $320,533 in 2012 and 2011, respectively, is included in Selling, general and administrative expense in the consolidated statements of operations.

During 2012, the Company sold 4,840,832 shares of common stock to accredited investors in a private offering for $3,450,338 of cash, net of financing costs (see Note 14 – PRIVATE PLACEMENTS).

During 2012, the Company issued 366,666 shares of ABHD common stock upon the exercise of warrants for cash payments of $219,999 and 143,182 shares of ABHD common stock upon the exercise of warrants where the cashless exercise feature of the warrants was used.

During 2012, 10,727,005 shares of ABHD common stock were issued for the conversion of debt and interest accrued thereon totaling $7,346,590. Of this converted debt, $280,000 (converted into 441,707 shares of ABHD common stock) represented convertible promissory notes of the Company’s subsidiary, AbTech Industries. During 2011, 4,984,324 shares of ABHD common stock were issued for the conversion of AbTech Industries debt and interest accrued thereon totaling $3,084,474.

Warrants

In 2012 the Company issued the following warrants:
Thirty-one investors participating in the February 2012 closing of the September 2011 Offering (see Note 14 – PRIVATE PLACEMENTS) received warrants to purchase 1,733,335 shares of ABHD common stock and the placement agent for the offering received a warrant to purchase 220,953 shares of ABHD common stock related to the February 2012 closing.
Seven investors participating in the September 2011 Offering (see Note 14 – PRIVATE PLACEMENTS) received in 2012 additional warrants to purchase 60,335 shares of ABHD common stock when the Company, in accordance with the maturity date extension terms of Secured Notes, elected to extend the maturity dates of the seven affected Secured Notes.
Twenty-five investors participating in the 2012 Equity Offering (see Note 14 – PRIVATE PLACEMENTS) received warrants to purchase 484,083 shares of ABHD common stock. In addition, the placement agent for the 2012 Equity Offering received a warrant to purchase 87,217 shares of ABHD common stock.
Three consultants received warrants to purchase an aggregate 250,000 shares of ABHD common stock for consulting services rendered to the Company. Of these warrant shares, 200,000 have an exercise price of $0.71 per share and expire April 16, 2014. The other 50,000 warrant shares have an exercise price of $0.80 per share and expire August 16, 2015. Compensation expense related to these warrants of $69,675 was included in Selling, general and administrative expense in the consolidated statements of operations.

In 2011 the Company issued the following warrants:
Thirty investors participating in the September Private Placement (see Note 14 - PRIVATE PLACEMENTS) received warrants to purchase 2,666,667 shares of ABHD common stock. In addition, the placement agent received warrants to purchase 533,333 shares of ABHD common stock.
Three individuals participating in the July Offering (see Note 14 - PRIVATE PLACEMENTS) received warrants to purchase 466,666 shares of ABHD common stock.
Two individuals received warrants to purchase 530,000 shares of ABHD common stock as compensation for consulting services provided to the Company. These warrants have an exercise price of $0.50 per share. One warrant for 30,000 shares expires on July 23, 2013 and the other warrant for 500,000 shares expires on February 28, 2014. Compensation expense related to these warrants of $58,014 was included in Selling, general and administrative expense in the consolidated statements of operations.

A summary of common stock warrants outstanding at December 31 is as follows:

	AbTech Warrants		ABHD Warrants
	Number of Warrants	Weighted- average Exercise Price	Number of Warrants	Weighted- average Exercise Price
Outstanding at December 31, 2010	5,066,698	$0.79	-	-
Granted	-	-	4,196,666	$0.59
Exercised	-	-	-	-
Forfeited or expired	(3,306,069)	0.80	-	-
Outstanding at December 31, 2011	1,760,629	0.77	4,196,666	0.59
Granted	-	-	2,835,923	0.67
Exercised for cash	-	-	(366,666)	0.60
Exercised-cashless	-	-	(450,000)	0.60
Expired	(86,954)	0.70	-	0.60
Outstanding at December 31, 2012	1,673,675	$0.77	6,215,925	$0.64

The 1,673,675 exercisable AbTech warrants outstanding at December 31, 2012 expire at various dates through 2015 and have a weighted average remaining life of 1.7 years.

The 6,215,924 exercisable ABHD warrants outstanding at December 31, 2012 expire at various dates through 2017 and have a weighted average remaining life of 3.7 years.

AbTech Series A Convertible Preferred Stock

AbTech has designated 3,500,000 of its 5,000,000 authorized preferred shares as Series A Convertible Preferred Stock (“Series A Stock”) and has 1,232,947 of such shares issued and outstanding at December 31, 2012. These shares represent the non-controlling interest in the Company’s subsidiary as shown on the Consolidated Balance Sheets and Consolidated Statements of Operations. Series A Stock has a par value of $0.01 and no liquidation or dividend preferences. During 2012, holders of 206,667 shares of Series A Stock elected to convert their shares of Series A Stock into 1,100,252 shares of ABHD common stock as provided for under the Merger Agreement (see NOTE 12 – REVERSE ACQUISITION TRANSACTION).

The holders of Series A Stock may at any time elect to convert any or all such shares into common shares of AbTech at a conversion rate initially set at one share of AbTech common stock for each share of Series A Stock, subject to certain anti-dilution adjustments that protect Series A Stockholders if AbTech issues new shares at less than $3.75 per share. The Series A Stock will automatically convert into common shares upon either (a) the closing of a firm underwritten public offering, (b) subsequent listing on the New York Stock Exchange or the NASDAQ Global Market, or (c) upon the sale or transfer of substantially all the assets or the consolidation or merger with an entity solely for cash or solely for cash and securities listed on the New York Stock Exchange or the NASDAQ Global Market.

While Series A Stockholders have no voting rights as ABHD stockholders, they do have specific rights pertaining to the governance of AbTech, ABHD’s subsidiary. As long as Series A Stockholders hold, on a converted basis, at least 8% of the Common Stock of AbTech, they will be granted a pre-emptive right to maintain their respective ownership percentages, as determined on a fully-diluted basis, in subsequent sales of Common Stock or Common Stock Equivalents conducted by AbTech. Series A Stockholders have a right to designate up to three Directors to the AbTech Board of Directors (Series A Directors) and the Series A Directors are entitled to choose at least one member of the AbTech Audit Committee and one Member of the AbTech Compensation Committee. Corporate governance provisions were also modified to require various levels of supermajority approval by the AbTech Board for specific, major actions taken by AbTech. For some actions, approval of 2/3rds of the Series A Directors is required.

Common shares reserved for future issuance

As of December 31, 2012, ABHD common shares reserved for future issuance were as follows (all shares are stated in ABHD share equivalents):

Conversion of convertible AbTech preferred stock	6,563,943
Shares issuable upon conversion of debt	3,335,367
Stock options outstanding	9,577,958
Warrants to purchase common stock	7,889,600
27,366,868

LITIGATION AND CONTINGENCIES	6 Months Ended
Jun. 30, 2013
Litigation [Abstract]
LITIGATION
NOTE 9 – LITIGATION AND CONTINGENCIES

On February 28, 2013, the Company filed a complaint (the “Complaint”) with the Superior Court of the State of Arizona against Arctech, Inc. (“Arctech”) arising from the Company’s License, Supply and Distribution Agreement with Arctech, dated June 6, 2012 (the “Agreement”). The Complaint claims that, due to fraudulent misrepresentations and omissions made by Arctech regarding the performance of their Humasorb technology, which technology is the subject of the Agreement, the Agreement should be declared null, void, unenforceable, and should be rescinded, such that the Company and Arctech should be placed in their respective positions prior to the execution of the Agreement. The Complaint also requests that the Company should be awarded damages and attorney’s fees in an amount to be determined at trial. Prior to filing the Complaint, the Company made payments of $75,000 to Arctech which, under the terms of the Agreement, were to be creditable against certain products and services to be provided to the Company by Arctech. On April 4, 2013, Arctech filed with the court a response to the complaint largely denying the Company’s claims and making certain counterclaims alleging that the Company had breached the Agreement by not making certain periodic payments to Arctech as specified in the Agreement, that Arctech had suffered damages of at least $220,000 as a result and that Arctech should be awarded damages, attorney’s fees, costs and interest in an amount to be determined at trial. The Company believes it has meritorious defenses and intends to aggressively defend its position regarding this matter. No estimated loss has been accrued in the accompanying financial statements as of June 30, 2013 and December 31, 2012, as management deems the likelihood of the Company incurring a liability to be not probable.

In July 2010, AbTech received approval from the U.S. Environmental Protection Agency (“EPA”) of a time limited registration of its antimicrobial Smart Sponge Plus material under the Federal Insecticide, Fungicide and Rodenticide Act, which was conditioned upon AbTech Industries submitting additional data regarding the active ingredient in Smart Sponge Plus to the EPA by July 1, 2011. Subsequently, the EPA granted additional extensions of the time-limited registration to May 31, 2014. Provided that the data is submitted before the expiration of the time-limited registration and is acceptable to the EPA, the time-limited condition of the registration will be lifted and the registration will be effective without a time limitation. If the data is not submitted prior to the expiration of the time-limited registration and the EPA does not grant additional extensions, the registration will expire and the Company will not be able to sell Smart Sponge Plus products. While the Company would be able to continue to sell regular Smart Sponge products that do not include the antimicrobial agent, the inability to sell Smart Sponge Plus products could have a significant adverse effect on the Company’s prospects for revenue growth.

ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
ACCRUED EXPENSES

NOTE 8 – ACCRUED EXPENSES

Accrued expenses consist of the following at December 31:

	2012	2011
Accrued payroll	$99,345	$62,180
Deferred rent	27,884	21,941
Accrued vacation	58,405	32,692
Accrued warranty reserve	5,000	5,000
Other accruals	148	977
	$190,782	$122,790

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 9 - INCOME TAXES

There is no current or deferred tax expense for the years ended December 31, 2012 and 2011 due to the Company’s loss position and the full reserve taken on the Company’s deferred tax asset in both years.

A reconciliation of statutory rates is as follows at December 31:

	2012	2011
Statutory Rate	34.0%	34.0%
State income taxes, net of federal income tax benefit	5.0%	5.0%
Reduction in valuation allowance related to net operating loss carry-forwards and change in permanent differences	-39.0%	-39.0%
	0.0%	0.0%

The tax effects of temporary differences that give rise to deferred tax assets (liabilities) are as follows at December 31:

	2012	2011
Deferred tax assets (liabilities):
Net operating loss carryforwards	$12,764,000	$10,447,000
Accumulated depreciation	(14,000)	(13,000)
Less valuation allowance	(12,750,000)	(10,434,000)
Net deferred tax assets	$-	$-

During the years ended December 31, 2012 and 2011, net deferred tax benefit was approximately $2,316,000 and $1,293,000, respectively. At December 31, 2012 and 2011, the Company has federal loss carryforwards of approximately $33.9 million and $27.9 million, respectively, and state loss carryforwards of approximately $16.2 million and $12.5 million, respectively, which are available to reduce future taxes, if any. These net operating loss carryforwards expire through 2032 and 2017, respectively. The net change in the total valuation allowance for the years ended December 31, 2012 and 2011 was a net increase of approximately $2,316,000 and $1,293,000, respectively. Based on the Company’s loss position and the uncertainty of the amount and timing of future taxable income, management believes that it is more likely than not that the Company will not fully realize the benefit of its net deferred tax assets. Pursuant to Internal Revenue Code Section 382, annual utilization of the Company’s net operating loss carryforwards may be limited if a cumulative change in ownership of more than 50% is deemed to occur within any three-year period. The Company believes that the Reverse Acquisition Transaction will not cause any limitation on future utilization of net operating loss carryforwards.

REVERSE ACQUISITION TRANSACTION	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
REVERSE ACQUISITION TRANSACTION
NOTE 12 – REVERSE ACQUISITION TRANSACTION

On February 10, 2011, ABHD closed a reverse acquisition transaction (the “Merger”) with its wholly owned subsidiary, Abtech Merger Sub, Inc., and AbTech pursuant to an Agreement and Plan of Merger dated July 17, 2010. As a result of the Merger, ABHD acquired all of the issued and outstanding common stock of AbTech in exchange for the common stockholders of AbTech (including Series A preferred stockholders and holders of convertible debt with rights to convert their holdings into shares of AbTech common stock) acquiring an approximate 78% ownership interest in ABHD. In addition, AbTech became the “Surviving Corporation” a majority-owned subsidiary of ABHD, and ABHD acquired the business and operations of AbTech.

Issuance of Common Stock – At the closing of the Merger, ABHD issued 32,009,801 shares of its common stock to the stockholders of AbTech in exchange for 100% of the issued and outstanding common stock of AbTech. Immediately prior to the Merger, ABHD had 10,000,000 shares of common stock issued and outstanding, excluding the shares issued as part of a $3 million funding required by the Merger Agreement. $1,645,000 of the $3 million funding was received by ABHD prior to closing. The financier issued a promissory note (the “Note”) to ABHD for the $1,355,000 balance of the financing commitment which was to be funded in cash after the Merger closing. The Note was secured by a total of 1,145,000 shares of ABHD common stock pledged by the financier (the “Collateral”). ABHD elected to hold the Note as a funding commitment only and did not record the Note or issue any shares in exchange for the Note. Subsequent to the date of the merger, ABHD received $675,000 of the remaining $1,355,000 due on the Note. Of the 675,000 common shares due to investors for these payments, the Company issued 500,000 shares and held the remaining 175,000 shares as additional collateral for the Note. In May of 2011, the financier defaulted on the $680,000 balance due on the Note, released 509,300 shares of the Collateral and relinquished its rights to the 175,000 shares of additional collateral held by the Company.

Conversion of AbTech’s Preferred Stock – At the effectiveness of the Merger, 1,439,614 shares of Series A Preferred Stock (“Preferred Stock”) of AbTech outstanding immediately prior to the Merger were converted into 1,439,614 shares of preferred stock of Surviving Corporation (i.e. AbTech, post-Merger). The privileges, rights, and preferences of the Preferred Stock were not affected or altered by such conversion. Accordingly, the Preferred Stock may be converted at any time into common shares of AbTech as the Surviving Corporation and subsequently such common shares of the Surviving Corporation will be exchanged for shares of the common stock of ABHD at the same exchange rate in effect for common shares of AbTech at the date of the Merger (the “Merger Consideration”). The Preferred Stock that converted to ABHD common stock at the Merger or subsequent to the Merger, is included in common stock in the Consolidated Balance Sheets as of December 31, 2012 and 2011. The preferred stockholders that elected to not convert and exchange their shares for ABHD common shares, represent the non-controlling interest shown on the Consolidated Balance Sheet as of December 31, 2012 and 2011.

Conversion of AbTech’s Warrants – At the effectiveness of the Merger, 480,266 warrants to purchase AbTech common stock outstanding immediately prior to the Merger were converted into warrants to purchase 2,557,153 shares of common stock of ABHD. At the effective time of the Merger, 471,444 warrants to purchase AbTech Preferred Stock outstanding immediately prior to the Merger were converted into warrants to purchase 471,444 shares of preferred stock of AbTech as the Surviving Corporation. The aggregate exercise price and other terms of such warrants were not affected or altered by such conversion and, upon exercise of any such warrants, the shares of preferred stock received upon such exercise would be convertible at any time for common shares of AbTech, whereupon such common shares would be exchanged for the Merger Consideration.

Conversion of AbTech’s Options – At the effectiveness of the Merger, options to purchase 992,000 shares of AbTech common stock outstanding immediately prior to the Merger were converted into options to purchase 5,281,855 shares of common stock of ABHD. The aggregate exercise price and other terms of such options were not affected or altered by such conversion.

Conversion of AbTech‘s Convertible Debt – As of the closing of the Merger, $3,980,666 of outstanding notes of the Company that were convertible into Preferred Stock of AbTech prior to the Merger were retained by the holders and $1,349,291 of such notes were converted into 1,919,320 shares of common stock of ABHD. The notes retained by the holders are convertible into shares of ABHD stock at the same rate as if they had been converted at the time of the merger.

2011 DEBT SETTLEMENT TRANSACTION	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
2011 DEBT SETTLEMENT TRANSACTION
NOTE 13 – 2011 DEBT SETTLEMENT TRANSACTION

In March 2011, the Company initiated an offering to raise funds to repay approximately $1,960,000 of existing debt obligations of AbTech that were then due or would become due during 2011 (the “Targeted Notes”). Investors in the offering (“New Investors”) were given the option to either purchase a portion of the Targeted Notes and convert it immediately to ABHD common stock, or buy new convertible notes from ABHD (the “New Notes”) that would convert to ABHD common stock. The intended objective was to complete the transactions with the same net effect as if all the Targeted Notes were converted by their terms to ABHD common stock. Accordingly, the conversion rate given New Investors for conversion of either the purchased Targeted Notes or the New Notes was a blended rate of approximately $0.57 per share. The Company received $747,100 from New Investors interested in purchasing Targeted Notes. These funds were forwarded to the Targeted Note Holders to purchase the Targeted Notes. The New Investors subsequently converted the purchased Targeted Notes to 1,320,454 shares of ABHD common stock.

In addition, during 2011, the Company received $975,000 from New Investors interested in buying New Notes. From these proceeds the Company repaid approximately $604,100 of outstanding debt and used the balance of the funds for operating capital. The New Notes were all automatically converted to shares of ABHD common stock resulting in the issuance of 1,723,255 shares of common stock by the Company.

Due to the beneficial conversion feature implied in these transactions, at the time of each investment by a New Investor, the applicable Targeted Notes or New Notes were discounted by the lesser of: (i) the intrinsic value of the beneficial conversion feature, or (ii) the proceeds realized from the New Investor. These discounts aggregated $1,620,955 and were charged to additional paid in capital and interest expense. The Targeted Notes that were purchased by New Investors and the New Notes issued to New Investors were converted by the New Investors into shares of ABHD common stock during the second quarter of 2011 and upon such conversion the discounts were charged to income as interest expense.

PRIVATE PLACEMENTS	12 Months Ended
Dec. 31, 2012
Private Placement Abstract
PRIVATE PLACEMENT
NOTE 14 – PRIVATE PLACEMENTS

Private Placement in July 2011

In July 2011, the Company sold $700,000 of convertible promissory notes (the “Notes”) in a private offering (the “July 2011 Offering”). The convertible promissory notes bear interest at a rate of twelve percent (12%) per annum. All interest accrued on the Notes is due and payable at maturity. During 2012, all of these Notes, with interest accrued thereon, were converted to 1,331,183 shares of ABHD common stock at the conversion rate of $0.60 per share.

Subscribers in the July 2011 Offering also received warrants for the purchase of the number of shares of the Company’s common stock equal to forty percent (40%) of the amount invested divided by the conversion price of $0.60 per share for a total of 466,666 warrant shares.

Private Placement in September 2011

From September 19 through December 31, 2011, the Company sold $4,000,000 of secured convertible promissory notes (the “Secured Notes”) in a private offering (the “September 2011 Offering”). The final closing of the September 2011 Offering occurred in February 2012 wherein the Company sold an additional $2,600,000 of Secured Notes for a total of $6,600,000 of Secured Notes sold in the September 2011 Offering. The Secured Notes bear interest at a rate of twelve percent (12%) per annum and were due and payable in full on the nine (9) month anniversary of issuance (the “Original Maturity Date”). During 2012, the Company exercised its option to extend the maturity date of seven of the Secured Notes by an additional ninety (90) day period (the “First Extension Option”), during which period the interest rate increased to fifteen percent (15%) per annum on the unpaid principal of those Secured Notes. All Secured Notes are convertible into shares of common stock of the Company at the conversion rate of $0.70 per share.

The Secured Notes are secured by all of the Company’s right, title and interest in, to and under all personal property and other assets of the Company (with certain exceptions to allow for potential financing arrangements for accounts receivable and inventory) pursuant to a Security Agreement entered into by the Company.

Subscribers in the September Offering also received warrants for the purchase of the number of shares of Company common stock equal to forty percent (40%) of the amount invested divided by the conversion price of $0.60 per share for a total of 4,400,000 warrant shares. The holders of the seven Secured Notes for which the Company exercised the First Extension Option, as described above, each received an additional warrant for 10% of the principal amount of the Secured Notes outstanding at that date divided by the conversion price, amounting to a total of 60,335 shares. The warrants have an exercise price of $0.60 per share.

The Notes issued in connection with the July 2011 Offering and the Secured Notes issued in connection with the September 2011 Offering have been discounted by the value of the detachable warrants issued with the Notes and the Secured Notes. The value of the warrants was bifurcated from the value of the Notes and the Secured Notes and was shown separately as a warrant liability because of certain down-round price protection features of the warrants. The warrant liability was revalued at each reporting period. The value of the warrants, including the additional warrants issued pursuant to the Company’s exercise of the First Extension Option as discussed above, was estimated by applying the Black Scholes model and amounted to $1,516,791 at the time the warrants were issued. The corresponding note discount was amortized over the life of the Notes and Secured Notes using the effective interest method and was fully amortized as of December 31, 2012. As of December 31, 2012 the entire balance of the warrant liability had been reclassified to additional paid-in capital. (See Note 15 – FAIR VALUE OF FINANCIAL INSTRUMENTS).

The Company paid the Placement Agent engaged in connection with the September Offering a cash placement fee equal to eight percent (8%) of the aggregate purchase price paid by each investor. This fee amounted to $320,000 for the $4,000,000 received through December 31, 2011 and $208,000 for the $2,600,000 received in the February 2012 closing. In addition to the placement agent fee, the Company issued to the placement agent a warrant to purchase 754,286 shares of the Company’s common stock (the “PA Warrant”). The PA Warrant issued in connection with the September Offering has an exercise price per share of $0.70. The PA Warrant expires five years from the date of issuance and is in the same form as the securities sold in the September 2011 Offering, except that the PA Warrant includes a “net issuance” cashless exercise feature. The value of these warrants was estimated by applying the Black Scholes model and amounted to $357,984, upon grant. The balance was recorded as a deferred financing charge. During 2012, these warrants were revalued at $322,775 and the corresponding warrant liability was reclassified as additional paid-in capital (see Note 15 – FAIR VALUE OF FINANCIAL INSTRUMENTS).

Settlement of Notes and Secured Notes in 2012

During 2012, the Company repaid in cash $275,000 of the Secured Notes issued in the September 2011 Offering, along with interest accrued on Secured Notes of $265,630. In addition, $5,845,000 of the Secured Notes and all $700,000 of the Notes (including $521,589 of interest accrued thereon) were converted into 10,285,298 shares of ABHD common stock. Two Secured Notes totaling $480,000 remained outstanding at December 31, 2012. By mutual agreement between the Company and the holder of these two Secured Notes, the maturity date of these two notes has been extended to May 1, 2013 and the interest rate was reduced to 6% per annum beginning January 1, 2013.

Private Placement in September 2012

On September 12, 2012, the Company completed a private offering of 4,840,832 shares of common stock at a purchase price of $0.77 per share (the “2012 Equity Offering”). Investors purchasing the common stock in the 2012 Equity Offering also received a detachable warrant for the purchase of a number of shares of common stock equal to ten percent (10%) of the shares of common stock purchased at an exercise price of $0.90 per share expiring five (5) years from the date of grant. The placement agent engaged in connection with the Equity Offering received a warrant to purchase 87,217 shares of common stock at an exercise price of $0.90 per share expiring five (5) years from the date of grant. The warrant granted to the placement agent includes a net issuance cashless exercise feature not otherwise included in the warrants granted to investors. After paying placement agent fees of $268,626 and legal and other fees of $8,475, the Company received net proceeds from the Equity Offering of $3,450,338. These proceeds were intended to be used to repay the principal and accrued interest of the Secured Notes issued in 2011 and 2012 that were not converted to common stock by their holders. Because most of the Secured Notes were ultimately converted to common stock, nearly all of the proceeds of the Equity Offering were used by the Company for general working capital purposes.

CONTINGENCIES, LITIGATION, CLAIMS AND ASSESSMENTS	12 Months Ended
Dec. 31, 2012
Legal Matters and Contingencies [Abstract]
LITIGATION, CLAIMS AND ASSESSMENTS
NOTE 16 – CONTINGENCIES, LITIGATION, CLAIMS AND ASSESSMENTS

The Company experiences routine litigation in the normal course of its business. The Company is not aware of any pending or threatened litigation that would have a material adverse effect on the Company’s financial condition, results of operations or cash flows.

In July 2010, AbTech Industries received approval from the U.S. Environmental Protection Agency (“EPA”) of a time limited registration of its antimicrobial Smart Sponge Plus material under the Federal Insecticide, Fungicide and Rodenticide Act, which was conditioned upon AbTech Industries submitting additional data regarding the active ingredient in Smart Sponge Plus to the EPA by July 1, 2011. Subsequently, the EPA granted additional extensions of the time-limited registration to May 31, 2013. The Company is using a third-party laboratory to produce the data for submission to the EPA by May 31, 2013. Provided that the data is submitted on time and is acceptable to the EPA, the time-limited condition of the registration will be lifted and the registration will be effective without a time limitation. If the data is not submitted on time and the EPA does not grant additional extensions, the registration will expire and the Company will not be able to sell Smart Sponge Plus products. While the Company would be able to continue to sell regular Smart Sponge products that do not include the antimicrobial agent, the inability to sell Smart Sponge Plus products could have a significant adverse effect on the Company’s prospects for revenue growth. (See unaudited subsequent event in NOTE 17 below.)

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 10 – SUBSEQUENT EVENTS

On August 1, 2013, the Company issued 140,000 unregistered shares of ABHD common stock to Prosdocimi Ltd. pursuant to an Advisory Agreement whereby Prosdocimi Ltd. is to provide investor relations services to the Company and promote the development of strategic business relationships with the Company in the United Kingdom.

On July 2, 2013, AbTech was awarded a project for the installation of stormwater systems (the “Project”) in a county on the east coast of the U.S. (the “County”). In connection with the Project, AbTech will provide services to the County pertaining to the design, installation, maintenance and inspection of stormwater treatment technology at up to ten stormwater drainage outfall sites in the County. The Project has a term of three years and the maximum amount to be paid to the Company for the Company’s services related to the Project is not to exceed twelve million dollars ($12,000,000). AbTech is expected to use subcontractors, including AEWS, for the design, construction and installation work pertaining to the Contract. Project work is expected to begin in August 2013. The Company’s fee for services will be paid in monthly installments by the County. The amount of each partial monthly payment will be determined by the portion of the Company’s work completed, as approved by the County Commissioner.

On July 12, 2013, the Company borrowed the remaining balance of $250,000 on the Bridge Note financing facility entered into on June 14, 2013 (see NOTE 6 – PROMISSORY NOTES) bringing the total amount owed by the Company on the Bridge Note to $500,000 plus accrued interest.

On August 8, 2013, the Company borrowed $600,000 pursuant to a secured convertible promissory note with an interest rate of 6.5% per annum, a term of 90 days and a feature that allows conversion into shares of the Company’s common stock at a conversion rate of $0.70 per share.

NOTE 17 – SUBSEQUENT EVENTS

Subsequent to December 31, 2012, the Company issued 128,971 shares of common stock pursuant to a cashless exercise of warrants by a warrant holder. In addition, the Company issued 40,000 shares of common stock to a consultant for services rendered.

UNAUDITED

The following subsequent event disclosures involve events that occurred after the March 29, 2013 date of the Report of Independent Registered Public Accounting Firm and, therefore, these disclosures are unaudited.

On April 11, 2013 the Company completed a transaction (the “Transaction”) wherein the Company assigned to new investors its right to repurchase eleven outstanding convertible promissory notes (the “AbTech Notes”) issued by the Company’s subsidiary, AbTech Industries, Inc. The AbTech Notes were all non-interest bearing with an aggregate principal amount of $1,856,000 and maturity dates ranging from March 31, 2013 to May 11, 2014. The new investors purchased the AbTech Notes pursuant to Assignment and Assumption Agreements whereby they agreed to immediately convert the AbTech Notes into shares of Series A preferred stock of AbTech Industries, Inc. in accordance with the conversion terms of the AbTech Notes and then to further convert the shares of Series A preferred stock into shares of the Company’s common stock as provided for in the terms of the Company’s merger with AbTech Industries, Inc. that occurred in February 2011. The Transaction was a cashless transaction for the Company with the price paid to repurchase the Notes equal to the price paid by the new investors to acquire the Notes. As a result of the Transaction, the Company reduced its outstanding convertible debt by $1,856,000 and issued 2,649,640 shares of its common stock.

On May 21, 2013, the EPA granted an additional extension of the time limited registration discussed in NOTE 16 above, that expires on May 31, 2014.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Basis of Financial Statement Presentation
Basis of Financial Statement Presentation – The condensed consolidated financial statements include the accounts of ABHD, AbTech, AEWS and ESC. Intercompany accounts and transactions have been eliminated. The non-controlling interest shown on the Condensed Consolidated Balance Sheet as of June 30, 2013, represents the ownership interest in AbTech of the holders of AbTech Series A preferred stock that elected not to exchange their Series A preferred shares for common shares of ABHD as allowed by the Merger Agreement.

The condensed consolidated financial statements for the three and six month periods ended June 30, 2013 and June 30, 2012 are unaudited and, in the opinion of the Company’s management, include all adjustments necessary for a fair presentation of such condensed consolidated financial statements. Such adjustments are of a normal recurring nature.

Basis of Financial Statement Presentation – The consolidated financial statements include the accounts of ABHD, AbTech, AEWS and ESC. Intercompany accounts and transactions have been eliminated. The shares of preferred stock of AbTech outstanding prior to the merger are shown in the consolidated financial statements at their actual share amounts without giving effect to the potential of these shares to convert to shares of ABHD common stock. After the Merger, the shares of preferred stock that have not converted to shares of ABHD common stock represent the non-controlling interest shown on the Consolidated Balance Sheets. The consolidated financial statements do not include the operations of ABHD prior to the date of the Merger which are considered to be immaterial to the operations of AbTech. The equity section of the Consolidated Balance Sheets and the basic and diluted weighted average number of shares outstanding on the Consolidated Statements of Operations for periods ended after the date of the Merger represents the actual shares of ABHD outstanding after the share exchanges that occurred as part of the merger transaction.

Cash and Cash Equivalents		Cash and Cash Equivalents – The Company considers all highly liquid debt instruments with a maturity of three months or less when acquired to be cash and cash equivalents.
Use of Estimates
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates are used in determining the allowance for doubtful accounts and inventory allowance, in valuing the warrant liability, beneficial conversion features, stock-based compensation and stock issued in the reverse merger and in determining the classification of conversion options embedded in convertible promissory notes. Due to the uncertainties inherent in the formulation of accounting estimates, and the significance of these items, it is reasonable to expect that the estimates in connection with these items could be materially revised within the next year.

Concentration of Credit Risk
Concentration of Credit Risk – Credit risk represents the accounting loss that would be recognized at the reporting date if counter parties failed completely to perform as contracted. Concentrations of credit risk that arise from financial instruments exist for groups of customers or counter parties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions described below.

Cash and cash equivalents – Financial instruments that subject the Company to credit risk are cash balances maintained in excess of federal depository insurance limits. At December 31, 2012, the Company had $2,095,058 in cash or cash equivalent balances which were not guaranteed by the Federal Deposit Insurance Corporation. To date, the Company has not experienced any losses in such accounts and believes the exposure is minimal.
Major customers and accounts receivable – Major customers represent any customer that accounts for more than 10% of revenues for the year. During 2012, the Company had two customers that accounted for 20% and 14%, respectively, of revenues and whose accounts receivable balances (unsecured) were zero at December 31, 2012. During 2011, the Company had two customers that accounted for 29% and 15%, respectively, of revenues and whose accounts receivable balances (unsecured) accounted for approximately 0% and 42%, respectively, of accounts receivable at December 31, 2011.
Suppliers – Major suppliers represent any vendor that accounts for more than 10% of purchases for the year. During 2012, the Company had one vendor that accounted for 37% of its purchases. This vendor had an accounts payable balance of $5,760 at December 31, 2012. During 2011, the Company had two vendors that accounted for 34% and 41%, respectively, of its purchases. Neither of these vendors had an accounts payable balance at December 31, 2011.

Fair Values of Financial Assets and Liabilities
Fair Values of Financial Assets and Liabilities– The Company measures and discloses certain financial assets and liabilities at fair value. Authoritative guidance defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Authoritative guidance also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2– Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company estimates fair value of the warrant liability using the Black-Scholes valuation model. Significant assumptions were determined as follows:

Expected term is determined under the simplified method using an average of the contractual term and vesting period of the award as appropriate statistical data required to properly estimate the expected term was not available;
Expected volatility is measured using the historical weekly changes in the market price of the Company’s common stock, disregarding identifiable periods of time in which share price was extraordinarily volatile due to certain events that are not expected to recur during the expected term;
Risk-free interest rate is to approximate the implied yield on zero-coupon U.S. Treasury bonds with a remaining maturity equal to the expected term of the awards; and
Forfeitures are based on the history of cancellations of warrants granted by the Company and management’s analysis of potential future forfeitures.

Inventories
Inventories – Inventories are stated at the lower of cost or market, with cost computed on an average cost method which approximates the first-in, first-out basis. Inventory costs include raw materials, direct labor and manufacturing overhead. Provision is made for obsolete, slow-moving or defective items where appropriate. The amount of any provision is recognized as an expense in the period the provision occurs.

Warranty Accrual
Warranty Accrual – The Company’s products are subject to warranty periods of one year or less. The warranty accrual is based on management’s best estimate of expected costs associated with product failure and historical product failures. The Company has not incurred any significant warranty claims to date.

Fixed Assets
Fixed Assets – Fixed assets, stated at cost, are depreciated on the straight-line method for financial statement reporting purposes, over the estimated useful lives of the assets, which range from three to ten years. Leasehold improvement costs are depreciated over the shorter of the lease term or their useful life. Repairs and maintenance costs are expensed as incurred. Betterments or renewals are capitalized when they occur.

Deferred Charges
Deferred Charges – Deferred charges are costs incurred in connection with the issuance of debt. These costs are capitalized as an asset and amortized over the term of the debt using the effective interest method. Interest expense related to the amortization of these deferred charges totaled $937,234 in 2012 and $142,836 in 2011.

Revenue Recognition
Revenue Recognition – The Company recognizes revenue only when all of the following criteria have been met:

Persuasive evidence of an arrangement exists;

Delivery has occurred or services have been rendered;

The fee for the arrangement is fixed or determinable; and

Collectability is reasonably assured.

Persuasive Evidence of an Arrangement – The Company documents all terms of an arrangement in a quote signed or confirmed by the customer prior to recognizing revenue.

Delivery Has Occurred or Services Have Been Performed – The Company performs all services or delivers all products prior to recognizing revenue. Services are considered to be performed when the services are complete.

The Fee for the Arrangement is Fixed or Determinable – Prior to recognizing revenue, a customer’s fee is either fixed or determinable under the terms of the quote or accepted customer purchase order.

Collectability Is Reasonably Assured – Collectability is assessed on a customer by customer basis based on criteria outlined by management.

In 2012 and 2011, the Company recognized revenue from the sale of its Smart Sponge® and Smart Sponge Plus products, including Ultra-Urban® Filters, Line Skimmers, Passive Skimmers and Smart Paks®. The Smart Paks are usually sold as a component of an engineered system such as an end-of-pipe vault or other larger multi-product treatment train. The Company provides engineering design services on some engineered solutions and to date has not performed any major installation of such systems. Revenue from design services are recognized at the time the engineering services are completed. The Company recognizes shipping and handling fees as revenue and the related expenses as a component of cost of sales. All internal handling charges are charged to selling, general and administrative expenses.

The payment terms for sales made to distributors vary based on the credit worthiness of the particular vendor and the size of the order. Some orders require prepayment of up to 50% at the time the order is received, others require payment in full before shipping and others are made on terms requiring payment within 30 days of the date of shipment. Distributors do not have a right of return for products purchased from the Company. The Company may on occasion allow a return under appropriate conditions to promote good business practices; however, such returns have been and are expected to be minimal. Regardless of when payment is received from the distributor, revenues are recognized in accordance with the criteria for revenue recognition described above.

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts – The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The allowances are calculated based on a detailed review of individual customer accounts, historical rates and an estimation of the overall economic conditions affecting the Company’s customer base. The Company reviews a customer’s credit history before extending credit. If the financial condition of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. The Company charges off uncollectible receivables when all reasonable collection efforts have been exhausted. The allowance for doubtful accounts was $25,000 at December 31, 2012 and $16,600 at December 31, 2011.

Customer Deposits
Customer Deposits – The Company receives from some distributors a one-time fee for the exclusive distribution rights to its products. In some cases, this nonrefundable fee represents a prepayment by the distributor for future product purchases. In such cases the deposit is recognized as revenue when products are shipped and the risks and rewards of ownership have been transferred or when the distributor forfeits the prepayment, in accordance with the terms of the distribution agreement.

Cost Recognition
Cost Recognition – Cost of revenues includes all direct material and labor costs and those indirect costs of bringing raw materials to sale condition, including depreciation of equipment used in manufacturing and shipping and handling costs. Selling, general, and administrative costs are charged to operating expenses as incurred. Research and development costs are expensed as incurred and are included in operating expenses. Advertising costs are expensed as incurred. Total advertising costs for 2012 and 2011 were $12,795 and $23,792, respectively.

Long-Lived Assets
Long-Lived Assets – The Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. When indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amount, the Company measures the amount of such impairment by comparing the assets' carrying value to the assets' present value of the expected future discounted cash flows. Impairment charges, if any, are recorded in the period realized.

Income Taxes
Income Taxes – Deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the book and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established to reduce a deferred tax asset to the amount expected to be realized. The Company assesses its ability to realize deferred tax assets based on current earnings performance and on projections of future taxable income in the relevant tax jurisdictions. These projections do not include taxable income from the reversal of deferred tax liabilities and do not reflect a general growth assumption but do consider known or pending events, such as the passage of legislation. The Company’s estimates of future taxable income are reviewed annually. All tax positions are first analyzed to determine if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of any related appeals or litigation processes. After the initial analysis, the tax benefit is measured as the largest amount that is more than 50% likely of being realized upon ultimate settlement. Our income tax returns are subject to adjustment under audit for approximately the last four years.

If the Company is required to pay interest on the underpayment of income taxes, the Company recognizes interest expense in the first period the interest becomes due according to the provisions of the relevant tax law.

If the Company is subject to payment of penalties, the Company recognizes an expense for the amount of the statutory penalty in the period when the position is taken on the income tax return. If the penalty was not recognized in the period when the position was initially taken, the expense is recognized in the period when the Company changes its judgment about meeting minimum statutory thresholds related to the initial position taken.

Stock-Based Compensation
Stock-Based Compensation – All share-based payments to employees, including grants of employee stock options, are expensed based on their estimated fair values at grant date, in accordance with ASC 718.

Compensation expense for stock options is recorded over the vesting period using the estimated fair value on the date of grant, as calculated by the Company using the Black-Scholes model. The Company classifies all share-based awards as equity instruments and recognizes the vesting of the awards ratably over their respective terms.
See Note 11 for a description of the Company’s share-based compensation plan and information related to awards granted under the plan.

Fair Value Of Derivative Instrument
Fair Value of Warrant Liability and Note Discount – The Company bifurcates the value of warrants sold with promissory notes when the warrants meet the characteristics of a derivative. This bifurcation results in the establishment of a warrant liability and a corresponding note discount in the same amount. The warrant liability is originally valued, and subsequently revalued at each valuation date, using the Black-Scholes valuation model because there is no market price available for the warrants. This model uses estimates of volatility, risk free interest rate and the expected term of the warrants, along with the current market price of the Company’s common stock, to estimate the value of the outstanding warrants. The value of these warrants can change significantly as the market price of the underlying common stock changes. At each valuation date, this could result in a gain or loss depending on the change in the market price of the stock, among other factors, from one valuation date to the next. The Company recognized such a loss of $(944,291) for the year ended December 31, 2012, and a gain of $242,052 for the year ended December 31, 2011. When a warrant expires, is exercised or is no longer considered a derivative because the factors that caused the warrant to be characterized as a derivative have changed or expired, the warrant is revalued as of such date and the corresponding value is reclassified to additional paid in capital. During 2012, the Company reclassified as additional paid-in capital warrant liability amounts of $337,772 for warrants that had been exercised and $2,239,242 for warrants that no longer met the characteristics of a derivative.

Net Loss Per Share

Net Loss Per Share – Basic net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. The calculation of basic loss per share gives retroactive effect to the recapitalization related to the reverse acquisition of AbTech by ABHD. The Company has other potentially dilutive securities outstanding that are not shown in a diluted net loss per share calculation because their effect in both 2013 and 2012 would be anti-dilutive. The following chart lists the securities as of June 30, 2013 and 2012 that were not included in the computation of diluted net loss per share because their effect would have been antidilutive:

	Common Shares
	June 30, 2013 Unaudited	June 30, 2012 Unaudited
Options to purchase common stock	9,587,958	8,073,458
Warrants to purchase common stock	7,124,839	8,042,964
Convertible promissory notes	685,714	12,988,748
Convertible preferred stock in AbTech	6,457,467	6,563,943
	23,855,978	35,669,113

Net Loss Per Share – Basic net loss per share is computed by dividing net loss attributable to common shareholders by the weighted average number of shares of common stock outstanding during the period. The calculation of basic loss per share gives retroactive effect to the recapitalization related to the reverse acquisition of AbTech Industries by AbTech Holdings. The Company has other potentially dilutive securities outstanding that are not shown in a diluted net loss per share calculation because their effect in both 2012 and 2011 would be anti-dilutive. These potentially dilutive securities include Series A Preferred Stock, options, warrants and convertible promissory notes (see Notes 10 and 11), and total 27,366,867 shares at December 31, 2012, and 31,667,254 shares at December 31, 2011.

Conversion Options
Conversion Options – The Company bifurcates conversion options embedded in financial instruments and accounts for them at fair value when required. The Company has determined that none of its embedded conversion options require bifurcation.

Imputed Interest
Imputed Interest – A note issued solely for cash equal to its face amount is presumed to earn the stated rate of interest. However, in some cases the parties may also exchange unstated (or stated) rights or privileges, which are given accounting recognition by establishing a note discount or premium account. In such cases, the Company imputes interest when required.

Reverse Acquisition
Reverse Acquisition – The Company has accounted for the reverse acquisition discussed above in accordance with ASC 805-40 (Reverse Acquisitions). The 10,000,000 shares of ABHD outstanding immediately prior to the reverse acquisition represent the consideration transferred for the merger.

Recent Accounting Pronouncements
Recent Accounting Pronouncements – There have been no recent accounting pronouncements or changes in accounting pronouncements that are expected to have a material impact on the Company’s condensed consolidated financial statements.

Recent Accounting Pronouncements

With the exception of those discussed below, there have been no recent accounting pronouncements or changes in accounting pronouncements during the year ended December 31, 2012, that are of significance, or potential significance, to the Company.

In May 2011, the FASB issued authoritative guidance regarding measurement of fair value and for disclosing information about fair value measurements. Application of the highest and best use and valuation premise concepts are clarified for use in measuring the fair value of nonfinancial assets and are not relevant when measuring the fair value of financial assets or of liabilities. New disclosures should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. This guidance became effective for the Company for fiscal years and interim periods within those years beginning in 2012. The adoption of this guidance had no material effect on the Company’s financial statements.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2013
Summary Of Significant Accounting Policies [Abstract]
Components of Antidilutive Securities

The following chart lists the securities as of June 30, 2013 and 2012 that were not included in the computation of diluted net loss per share because their effect would have been antidilutive:

	Common Shares
	June 30, 2013 Unaudited	June 30, 2012 Unaudited
Options to purchase common stock	9,587,958	8,073,458
Warrants to purchase common stock	7,124,839	8,042,964
Convertible promissory notes	685,714	12,988,748
Convertible preferred stock in AbTech	6,457,467	6,563,943
	23,855,978	35,669,113

INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Components of Inventory

Inventories are stated at the lower of cost or market, with cost computed on an average cost method which approximates the first-in, first-out basis.

	June 30, 2013 (Unaudited)	December 31, 2012
Raw materials	$97,643	$105,971
Work in process	404,004	354,554
Finished goods	57,054	47,279
Reserve for obsolescence	(110,000)	(110,000)
Total	$448,701	$397,804

Inventories consist of the following at December 31:

	2012	2011
Raw materials	$105,971	$76,381
Work in process	354,554	446,538
Finished goods	47,279	106,625
Reserve for obsolescence	(110,000)	(101,535)
Total	$397,804	$528,009

FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Fixed assets consist of the following at December 31:

	2012	2011
Furniture and fixtures	$128,890	$128,093
Computer equipment	50,563	61,831
Machinery and equipment	278,962	250,986
Leasehold improvements	19,348	19,348
Total cost	477,763	460,258
Less accumulated depreciation	(404,782)	(410,773)
Net book value	$72,981	$49,485

COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Lease Payments For Capital Leases

Minimum future lease payments and present values of the net minimum lease payments for this capital lease are as follows:

Year ended December 31:
2013	$4,447
2014	4,447
2015	2,965
Total minimum lease payments	11,859
Less: Sales tax amounts	750
Net minimum lease payments	11,109
Less: imputed interest	716
Present value of net minimum lease payments	10,393
Less: current portion	3,739
Capital lease obligation noncurrent portion	$6,654

Schedule of Future Minimum Rental Payments for Operating Leases

Future annual minimum lease payments for the next five years, under non-cancelable operating leases with initial or remaining terms of one year or more, as of December 31, 2012, are as follows:

Year	2013	2014	2015	2016	2017	Thereafter	Total
Amount	$338,390	$375,574	$350,233	$244,397	$229,075	$64,451	$1,602,120

FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Of Financial Instruments [Abstract]
Reconciliation of Warrant Liability

The Company’s warrant liability was estimated using Level 3 inputs as shown in the reconciliation table below for the years ended December 31, 2012 and 2011.

Fair value measurements using significant unobservable inputs (Level 3)
Description	Warrant Liability
Beginning balance, December 31, 2010	$
Purchases, issuance and settlements	741,028
Total (gains) or losses	(242,052)
Transfers in or out of Level 3	-
Ending balance, December 31, 2011	498,976
Purchases, issuance and settlements	795,975
Total (gains) or losses	944,291
Transfers in or out of Level 3	(2,239,242)
Ending balance, December 31, 2012	$-

Fair Value of Warrant Liability Assumptions

The Company used the following assumptions to estimate the fair value of the warrant liability that was reclassified to additional paid in capital:

Expected volatility	80.42%
Expected dividend yield	0%
Expected term	1.8-2.1 years
Risk-free interest rate	0.72%

PROMISSORY NOTES (Tables)	12 Months Ended
Dec. 31, 2012
Promissory Notes [Abstract]
Schedule of Long-term Debt Instruments

The conversion rate (stated in terms of the conversion rate into shares of ABHD common stock), interest rate and maturity dates of the notes outstanding at December 31, 2012, are shown in the table below:

Type of Financing	Principal Amount	Interest Rate	Conversion Rate	Maturity Date
Related Party
Senior Convertible Notes	585,000	0%	$0.70	3/31/2013
Senior Convertible Notes	400,000	0%	$0.70	7/7/2013
Senior Convertible Notes	200,000	0%	$0.70	12/19/2013
Senior Convertible Notes	325,000	0%	$0.70	2/3/2014
Senior Convertible Notes	200,000	0%	$0.70	4/16/2014
Subtotal - related party	1,710,000
Non-related party
Junior Convertible Notes	25,000	0%	$0.50	9/30/2011
Senior Convertible Notes	115,000	0%	$0.70	3/31/2013
Senior Convertible Notes	6,000	0%	$0.70	5/11/2014
Secured ABHD Notes	480,000	6%	$0.70	5/1/2013
Subtotal - non-related party	626,000
Total	$2,336,000

The conversion rate (stated in terms of the conversion rate into shares of ABHD common stock), interest rate and maturity dates of the notes outstanding at December 31, 2011, are shown in the table below:

Type of Financing	Principal Amount	Interest Rate	Conversion Rate	Maturity Date
Related Party
Junior Convertible Notes	$100,000	0%	$0.50	9/30/2011
Senior Convertible Notes	750,000	0%	$0.70	3/31/2013
Senior Convertible Notes	400,000	0%	$0.70	7/7/2013
Senior Convertible Notes	200,000	0%	$0.70	12/19/2013
Senior Convertible Notes	325,000	0%	$0.70	2/3/2014
Senior Convertible Notes	200,000	0%	$0.70	4/16/2014
Senior Convertible Notes	6,000	0%	$0.70	5/11/2014
ABHD Convertible Notes	500,000	12%	$0.60	4/30/2012
Unamortized discount on ABHD Convertible Notes	(21,319)
Subtotal - related party	2,459,681

Type of Financing	Principal Amount	Interest Rate	Conversion Rate	Maturity Date
Non-related party
Senior Convertible Note	55,000	0%	$0.70	4/8/2014
Senior Convertible Notes	100,000	0%	$0.70	11/25/2014
ABHD Convertible Notes	200,000	12%	$0.60	4/30/2012
Secured ABHD Notes	25,000	12%	$0.70	5/15/2012
Secured ABHD Notes	25,000	12%	$0.70	5/18/2012
Secured ABHD Notes	50,000	12%	$0.70	5/22/2012
Secured ABHD Notes	550,000	12%	$0.70	6/3/2012
Secured ABHD Notes	675,000	12%	$0.70	6/19/2012
Secured ABHD Notes	650,000	12%	$0.70	7/24/2012
Secured ABHD Notes	1,645,000	12%	$0.70	8/18/2012
Secured ABHD Notes	380,000	12%	$0.70	8/24/2012
Unamortized discount on Secured ABHD Notes	(441,918)
Subtotal - non-related party	3,913,082
Total	$6,372,763

Schedule of Maturities of Long-term Debt

Aggregate maturities of debt obligations commencing in 2013 are:
2013	2014	Total
$1,805,000	$531,000	$2,336,000

STOCKHOLDERS��� EQUITY (DEFICIENCY) (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders Equity and Share Based Compensation Disclosure [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value

The following table summarizes the weighted average of fair value and the significant assumptions used in applying the Black-Scholes model for options granted in 2012 and 2011:

	2012	2011
Weighted average of fair value for options granted	$0.36	$0.27
Weighted average assumptions used:
Expected dividend yield	0.0%	0.0%
Expected volatility	85.0%	81.5%
Risk-free interest rate	0.7%	1.9%
Expected life (in years)	2.3	5.0

Schedule of Nonvested Share Activity

The Company’s stock option activity for the years ending December 31, 2012 and 2011 is summarized below (all share amounts for options granted by AbTech have been restated to give effect to the merger exchange ratio and reflect the equivalent number of ABHD shares):

AbTech Options

	Number of AbTech Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Term
Outstanding at December 31, 2010	5,329,107	$0.70	6.6
Forfeited or expired	(2,629,949)	0.70
Outstanding at December 31, 2011	2,699,158	0.70	3.5
Expired	(1,117,994)	0.70
Outstanding at December 31, 2012	1,581,164	$0.70	4.2

As of December 31, 2012, there were 1,581,164 stock options outstanding and exercisable with a weighted average remaining life of 4.2 years and an intrinsic value of $0.

ABHD Options

	Number of ABHD Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Term
Outstanding at December 31, 2010	640,000	$0.55	4.9
Granted	4,734,300	0.42
Outstanding at December 31, 2011	5,374,300	0.44	9.6
Granted	2,662,494	0.80
Expired	(40,000)	0.42
Outstanding at December 31, 2012	7,996,794	$0.56	6.9

Schedule Of Nonvested Warrants Activity

The following table summarizes the activity of the shares and weighted-average grant date fair value of the Company’s non-vested common stock options during the years ending December 31, 2012 and 2011:

	Non-vested AbTech Shares		Non-vested ABHD Shares
	Number of Shares	Weighted- average grant date fair value	Number of Shares	Weighted -average grant date fair value
Non-vested at December 31, 2010	2,502,178	$0.18	640,000	$0.12
Granted	-		4,734,300	0.27
Vested	(399,284)	0.10	(320,000)	0.12
Forfeited or expired	(2,102,894)	0.20	-
Non-vested at December 31, 2011	-	-	5,054,300	0.27
Granted			2,662,494	0.36
Vested			(2,442,408)	0.26
Expired			(40,000)	0.27
Non-vested at December 31, 2012	-	$-	5,234,386	$0.32

Common Stock For Future Issuance

A summary of common stock warrants outstanding at December 31 is as follows:

	AbTech Warrants		ABHD Warrants
	Number of Warrants	Weighted- average Exercise Price	Number of Warrants	Weighted- average Exercise Price
Outstanding at December 31, 2010	5,066,698	$0.79	-	-
Granted	-	-	4,196,666	$0.59
Exercised	-	-	-	-
Forfeited or expired	(3,306,069)	0.80	-	-
Outstanding at December 31, 2011	1,760,629	0.77	4,196,666	0.59
Granted	-	-	2,835,923	0.67
Exercised for cash	-	-	(366,666)	0.60
Exercised-cashless	-	-	(450,000)	0.60
Expired	(86,954)	0.70	-	0.60
Outstanding at December 31, 2012	1,673,675	$0.77	6,215,925	$0.64

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award

As of December 31, 2012, ABHD common shares reserved for future issuance were as follows (all shares are stated in ABHD share equivalents):

Conversion of convertible AbTech preferred stock	6,563,943
Shares issuable upon conversion of debt	3,335,367
Stock options outstanding	9,577,958
Warrants to purchase common stock	7,889,600
27,366,868

ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of Accrued Expenses

Accrued expenses consist of the following at December 31:

	2012	2011
Accrued payroll	$99,345	$62,180
Deferred rent	27,884	21,941
Accrued vacation	58,405	32,692
Accrued warranty reserve	5,000	5,000
Other accruals	148	977
	$190,782	$122,790

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of statutory rates is as follows at December 31:

	2012	2011
Statutory Rate	34.0%	34.0%
State income taxes, net of federal income tax benefit	5.0%	5.0%
Reduction in valuation allowance related to net operating loss carry-forwards and change in permanent differences	-39.0%	-39.0%
	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to deferred tax assets (liabilities) are as follows at December 31:

	2012	2011
Deferred tax assets (liabilities):
Net operating loss carryforwards	$12,764,000	$10,447,000
Accumulated depreciation	(14,000)	(13,000)
Less valuation allowance	(12,750,000)	(10,434,000)
Net deferred tax assets	$-	$-

ORGANIZATION (Additional Information) (Details) (USD $)	0 Months Ended									6 Months Ended	12 Months Ended
	Feb. 10, 2011	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 AbTech Industries, Inc. [Member]	Feb. 10, 2011 AbTech Industries, Inc. [Member]	Feb. 13, 2007 AbTech Industries, Inc. [Member]	Dec. 31, 2012 AbTech Industries, Inc. [Member] Series Preferred Stock [Member]	Feb. 10, 2011 Merger Agreement [Member]	Jun. 30, 2013 AEWS Engineering LLC [Member]	Dec. 31, 2012 AEWS Engineering LLC [Member]	Jun. 30, 2013 AEWS Engineering LLC [Member] Bjornulf White [Member]	Dec. 31, 2012 AEWS Engineering LLC [Member] Bjornulf White [Member]
Class Of Stock [Line Items]
Common stock, shares authorized		300,000,000	300,000,000	300,000,000		15,000,000	300,000,000		15,000,000
Common stock, par value		$ 0.001	$ 0.001	$ 0.001		$ 0.01	$ 0.001		$ 0.01
Preferred stock, shares authorized						5,000,000			5,000,000
Preferred stock, par value						$ 0.01			$ 0.01
Shares issued in the merger	46,000,000
Common stock outstanding prior to the merge		67,635,938	64,638,372	47,160,435	10,000,000			46,000,000	10,000,000
Ownership interest										80.00%	80.00%	20.00%	20.00%
Operation of AEWS allocated to the company										100.00%	100.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Computation of Antidilutive Securities) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	23,855,978	35,669,113	27,366,867	31,667,254
Options To Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	9,587,958	8,073,458
Warrants To Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	7,124,839	8,042,964
Convertible Promissory Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	685,714	12,988,748
Convertible Preferred Stock In Abtech [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	6,457,467	6,563,943

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Additional Information) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			12 Months Ended		6 Months Ended	12 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Jun. 30, 2013 AEWS Engineering LLC [Member]	Dec. 31, 2012 AEWS Engineering LLC [Member]	Jun. 30, 2013 AEWS Engineering LLC [Member] Bjornulf White [Member]	Dec. 31, 2012 AEWS Engineering LLC [Member] Bjornulf White [Member]	Dec. 31, 2012 Customer Member 1 [Member]	Dec. 31, 2011 Customer Member 1 [Member]	Dec. 31, 2012 Customer Member 2 [Member]	Dec. 31, 2011 Customer Member 2 [Member]	Dec. 31, 2012 Supplier Member 1 [Member]	Dec. 31, 2011 Supplier Member 1 [Member]	Dec. 31, 2011 Supplier Member 2 [Member]	Dec. 31, 2012 AbTech Industries, Inc. [Member]	Feb. 10, 2011 AbTech Industries, Inc. [Member]	Feb. 13, 2007 AbTech Industries, Inc. [Member]	Dec. 31, 2012 AbTech Industries, Inc. [Member] Series Preferred Stock [Member]	Dec. 31, 2012 Federal Deposit Insurance Corporation [Member]	Dec. 31, 2012 Abhd Common Stock [Member]
Class Of Stock [Line Items]
Common stock, shares authorized	300,000,000		300,000,000		300,000,000	300,000,000																15,000,000	300,000,000
Common stock, par value	$ 0.001		$ 0.001		$ 0.001	$ 0.001																$ 0.01	$ 0.001
Preferred stock, shares authorized																						5,000,000
Preferred stock, par value																						$ 0.01
Common stock outstanding prior to the merge	67,635,938		67,635,938		64,638,372	47,160,435															10,000,000			46,000,000		10,000,000
Ownership interest										80.00%	80.00%	20.00%	20.00%
Operation of AEWS allocated to the company										100.00%	100.00%
Cash and cash equivalents	$ 222,730	$ 1,634,405	$ 222,730	$ 1,634,405	$ 2,543,898	$ 1,386,502	$ 4,123																		$ 2,095,058
Entity-Wide Revenue, Major Customer, Percentage														20.00%	29.00%	14.00%	15.00%
Entity Wide Major Customer Percentage Of Accounts Recievable					10.00%									0.00%	0.00%	0.00%	42.00%
Entity Wide Purchases Major Supplier Percentage					10.00%													37.00%	34.00%	41.00%
Accounts Payable					5,760
Amortization of Financing Costs					937,234	142,836
Percentage of prepayment amount required on orders					50.00%
Allowance for Doubtful Accounts Receivable					25,000	16,600
Advertising Revenue Cost					12,795	23,792
Antidilutive securities excluded from computation of earnings per share			23,855,978	35,669,113	27,366,867	31,667,254
Loss (gain) on change in fair value of warrant liability	0	238,153	0	(678,755)	(944,291)	242,052
Value of warrant liability reclassified to additional paid-in capital								2,239,242	0
Warrants Value Not Classified As Derivatives					$ 337,772

INVENTORIES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Inventory [Line Items]
Raw materials	$ 97,643	$ 105,971	$ 76,381
Work in process	404,004	354,554	446,538
Finished goods	57,054	47,279	106,625
Reserve for obsolescence	(110,000)	(110,000)	(101,535)
Total	$ 448,701	$ 397,804	$ 528,009

GOING CONCERN (Additional Informational) (Details) (USD $)	12 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 12, 2013	Jun. 30, 2013 Dutchess Opportunity Fund [Member]	Jun. 25, 2013 Dutchess Opportunity Fund [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2012 Convertible Debt [Member]
Going Concern [Line Items]
Gross proceeds from issuance of private placement	$ 7,300,000	$ 7,300,000					$ 3,700,000	$ 2,600,000
Repayment of borrowings	275,000	1,924,957
Debt Conversion, Converted Instrument, Amount	7,346,590							6,545,000
Convertible Notes Payable	2,336,000	6,372,763						480,000
Line of Credit Facility, Maximum Borrowing Capacity				500,000
Line of Credit Facility, Amount Outstanding			250,000
Line of Credit Facility, Remaining Borrowing Capacity			250,000
Equity Line Of Credit Facility Purchase Of Common Stock Maximum Borrowings Capacity					$ 2,000,000	$ 2,000,000
Equity Line Of Credit Facility Expiration Period					36 months

LOANS FROM SHAREHOLDERS - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Loans Payable	$ 9,000	$ 9,000

RELATED PARTY TRANSACTIONS (Additional Information) (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended							12 Months Ended			12 Months Ended
	Sep. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Abhd Common Stock [Member]	Dec. 31, 2012 Convertible Debt [Member]	Dec. 31, 2012 Director [Member]	Dec. 31, 2011 Director [Member]	Jun. 30, 2013 Director [Member]	Dec. 31, 2012 Director [Member] Abhd Common Stock [Member]	Dec. 31, 2011 Directors and Officers [Member]	Dec. 31, 2011 Executive Officer [Member]	Dec. 31, 2011 Related Party Transactions [Member]	Dec. 31, 2003 Related Party Transactions [Member]	Dec. 31, 2012 Advertising and Sponsorship Fees [Member]	Dec. 31, 2012 Environmental Group [Member]	Dec. 31, 2011 Environmental Group [Member]
Related Party Transaction [Line Items]
Due to Related Parties														$ 127,353
Debt Instrument, Interest Rate During Period														5.00%
Description Of Charges On Default Of Principal Or Interest			In the event of default of principal or interest, the entire unpaid balance, including principal and interest, will be due and payable without notice, with interest accruing at 8% from the date of default.
Convertible Notes Accompanying Warrants				333,333
Convertible Notes Accompanying Warrants Value				500,000
Repayments of Notes Payable				200,000
Convertible notes, principal and interest amount													100,000
Debt Conversion, Converted Instrument, Shares Issued					1,331,183					962,956			198,980
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							24,000
Common Stock, Shares, Issued		67,635,938	64,638,372	47,160,435			240,000
Shares issued for services (in shares)		60,000						10,000
Share Price				$ 0.42
Granted							1,360,494				4,734,300
Proceeds From Issuance Or Sale Of Equity	3,450,338						184,800
Accounts payable - related party		617	52,636	29,703			42,500		39,000			4,700			10,000	10,000	25,000
Debt Instrument, Decrease, Repayments			$ 275,000	$ 1,924,957		$ 500,000

FIXED ASSETS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Furniture and fixtures		$ 128,890	$ 128,093
Computer equipment		50,563	61,831
Machinery and equipment		278,962	250,986
Leasehold improvements		19,348	19,348
Total cost		477,763	460,258
Less accumulated depreciation		(404,782)	(410,773)
Net book value	$ 75,463	$ 72,981	$ 49,485

FIXED ASSETS (Additional Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Depreciation	$ 24,737	$ 27,635

COMMITMENTS (Future Minimum Rental Payments for Capital Leases) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
2013		$ 4,447
2014		4,447
2015		2,965
Total minimum lease payments		11,859
Less: Sales tax amounts		750
Net minimum lease payments		11,109
Less: imputed interest		716
Present value of net minimum lease payments		10,393
Less: current portion	3,832	3,739	0
Capital lease obligation noncurrent portion	$ 4,714	$ 6,654	$ 0

COMMITMENTS Future (Minimum Rental Payments for Operating Leases) (Details) (USD $)	Dec. 31, 2012
2013	$ 338,390
2014	375,574
2015	350,233
2016	244,397
2017	229,075
Thereafter	64,451
Total	$ 1,602,120

COMMITMENTS (Additional Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Leases, Rent Expense, Net	$ 347,359	$ 271,906
Other Commitment	68,350
Depreciation	24,737	27,635
Less accumulated depreciation	(404,782)	(410,773)
Other Commitments Cancellable Notice Period	15-30 days���
Telephone Equipment [Member]
Purchase Of Property Plant and Equipment Under Capital Lease	11,599
Depreciation	966
Less accumulated depreciation	$ 966

PROMISSORY NOTES (Promissory Notes Convertible Into Common Stock) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Convertible Notes Payable	$ 2,336,000	$ 6,372,763
Related Party [Member]
Convertible Notes Payable	1,710,000	2,459,681
Related Party [Member] | Senior Notes One [Member]
Convertible Notes Payable	585,000	750,000
Debt Instrument, Convertible, Latest Date	Mar 31, 2013	Mar 31, 2013
Debt Instrument, Interest Rate, Effective Percentage	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.7	0.7
Related Party [Member] | Senior Notes Two [Member]
Convertible Notes Payable	400,000	400,000
Debt Instrument, Convertible, Latest Date	Jul 7, 2013	Jul 7, 2013
Debt Instrument, Interest Rate, Effective Percentage	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.7	0.7
Related Party [Member] | Senior Notes Three [Member]
Convertible Notes Payable	200,000	200,000
Debt Instrument, Convertible, Latest Date	Dec 19, 2013	Dec 19, 2013
Debt Instrument, Interest Rate, Effective Percentage	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.7	0.7
Related Party [Member] | Senior Notes Four [Member]
Convertible Notes Payable	325,000	325,000
Debt Instrument, Convertible, Latest Date	Feb 3, 2014	Feb 3, 2014
Debt Instrument, Interest Rate, Effective Percentage	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.7	0.7
Related Party [Member] | Senior Notes Five [Member]
Convertible Notes Payable	200,000	200,000
Debt Instrument, Convertible, Latest Date	Apr 16, 2014	Apr 16, 2014
Debt Instrument, Interest Rate, Effective Percentage	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.7	0.7
Related Party [Member] | Senior Notes Six [Member]
Convertible Notes Payable		6,000
Debt Instrument, Convertible, Latest Date		May 11, 2014
Debt Instrument, Interest Rate, Effective Percentage		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Related Party [Member] | Junior Notes [Member]
Convertible Notes Payable		100,000
Debt Instrument, Convertible, Latest Date		Sep 30, 2011
Debt Instrument, Interest Rate, Effective Percentage		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.5
Related Party [Member] | ABHD Convertible Notes [Member]
Convertible Notes Payable		500,000
Debt Instrument, Convertible, Latest Date		Apr 30, 2012
Debt Instrument, Unamortized Discount		(21,319)
Debt Instrument, Interest Rate, Effective Percentage		12.00%
Debt Instrument, Convertible, Conversion Ratio		0.6
Non Related Party [Member]
Convertible Notes Payable	626,000	3,913,082
Non Related Party [Member] | Senior Notes One [Member]
Convertible Notes Payable	115,000	55,000
Debt Instrument, Convertible, Latest Date	Mar 31, 2013	Apr 8, 2014
Debt Instrument, Interest Rate, Effective Percentage	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.7	0.7
Non Related Party [Member] | Senior Notes Two [Member]
Convertible Notes Payable	6,000	100,000
Debt Instrument, Convertible, Latest Date	May 11, 2014	Nov 25, 2014
Debt Instrument, Interest Rate, Effective Percentage	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.7	0.7
Non Related Party [Member] | Junior Notes [Member]
Convertible Notes Payable	25,000
Debt Instrument, Convertible, Latest Date	Sep 30, 2011
Debt Instrument, Interest Rate, Effective Percentage	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.5
Non Related Party [Member] | Secured ABHD Notes [Member]
Convertible Notes Payable	480,000	25,000
Debt Instrument, Convertible, Latest Date	May 1, 2013	May 15, 2012
Debt Instrument, Unamortized Discount		(441,918)
Debt Instrument, Interest Rate, Effective Percentage	6.00%	12.00%
Debt Instrument, Convertible, Conversion Ratio	0.7	0.7
Non Related Party [Member] | Secured ABHD Notes One [Member]
Convertible Notes Payable		25,000
Debt Instrument, Convertible, Latest Date		May 18, 2012
Debt Instrument, Interest Rate, Effective Percentage		12.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Non Related Party [Member] | Secured ABHD Notes Two [Member]
Convertible Notes Payable		50,000
Debt Instrument, Convertible, Latest Date		May 22, 2012
Debt Instrument, Interest Rate, Effective Percentage		12.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Non Related Party [Member] | Secured ABHD Notes Three [Member]
Convertible Notes Payable		550,000
Debt Instrument, Convertible, Latest Date		Jun 3, 2012
Debt Instrument, Interest Rate, Effective Percentage		12.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Non Related Party [Member] | Secured ABHD Notes Four [Member]
Convertible Notes Payable		675,000
Debt Instrument, Convertible, Latest Date		Jun 19, 2012
Debt Instrument, Interest Rate, Effective Percentage		12.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Non Related Party [Member] | Secured ABHD Notes Five [Member]
Convertible Notes Payable		650,000
Debt Instrument, Convertible, Latest Date		Jul 24, 2012
Debt Instrument, Interest Rate, Effective Percentage		12.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Non Related Party [Member] | Secured ABHD Notes Six [Member]
Convertible Notes Payable		1,645,000
Debt Instrument, Convertible, Latest Date		Aug 18, 2012
Debt Instrument, Interest Rate, Effective Percentage		12.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Non Related Party [Member] | Secured ABHD Notes Seven [Member]
Convertible Notes Payable		380,000
Debt Instrument, Convertible, Latest Date		Aug 24, 2012
Debt Instrument, Interest Rate, Effective Percentage		12.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Non Related Party [Member] | ABHD Convertible Notes [Member]
Convertible Notes Payable		$ 200,000
Debt Instrument, Convertible, Latest Date		Apr 30, 2012
Debt Instrument, Interest Rate, Effective Percentage		12.00%
Debt Instrument, Convertible, Conversion Ratio		0.6

PROMISSORY NOTES (Aggregate Maturities Of Debt Obligations) (Details) (USD $)	Dec. 31, 2012
2013	$ 1,805,000
2014	531,000
Total	$ 2,336,000

PROMISSORY NOTES (Additional Information) (Details) (USD $)	6 Months Ended						0 Months Ended		12 Months Ended		0 Months Ended		6 Months Ended	0 Months Ended			6 Months Ended
	Jun. 30, 2013	Aug. 08, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jul. 31, 2011	Jun. 14, 2013 Bridge Warrant [Member]	Jun. 30, 2013 Bridge Warrant [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Apr. 11, 2013 Subsequent Event [Member]	Jul. 12, 2013 Subsequent Event [Member]	Jun. 30, 2013 Abtech Industeries Incorporated [Member] Convertible Notes Payable [Member]	Jun. 14, 2013 Bridge Loan [Member]	Jun. 30, 2013 Bridge Loan [Member]	Jun. 14, 2013 Bridge Loan [Member] Maximum [Member]	Jun. 30, 2013 Two Secured Convertible Promisory Note [Member]	Dec. 31, 2012 Non Related Party [Member]	Dec. 31, 2011 Non Related Party [Member]	Dec. 31, 2012 Non Related Party [Member] Secured Abhd Notes [Member]	Dec. 31, 2011 Non Related Party [Member] Secured Abhd Notes [Member]
Schedule Of Promissory Notes [Line Items]
Convertible Notes Payable			$ 2,336,000	$ 6,372,763														$ 626,000	$ 3,913,082	$ 480,000	$ 25,000
Debt Instrument, Face Amount													1,856,000	500,000			480,000
Debt Instrument, Maturity Date Range, Start													Mar 31, 2013
Debt Instrument, Maturity Date Range, End													May 11, 2014
Debt Instrument, Increase (Decrease), Net, Total	1,856,000
Stock Issued During Period, Shares, Conversion of Convertible Securities	2,649,640										2,649,640
Debt Instrument, Interest Rate, Stated Percentage														6.50%			6.00%
Debt Instrument, Maturity Date														Oct 1, 2013			Oct 1, 2013
Loan Advance Amount																500,000
Bridge Loan	250,000											250,000
Stock Issued During Period, Shares, New Issues							35,000
Fair Value Assumptions, Exercise Price							$ 0.66
Fair Value Assumptions, Expected Term							5 years		2 years 1 month 6 days	1 year 9 months 18 days
Debt Instrument, Unamortized Discount								$ 10,399							$ 8,924						$ 441,918
Debt Instrument, Convertible, Conversion Price		$ 0.7			$ 0.7	$ 0.6											$ 0.7

FAIR VALUE OF FINANCIAL INSTRUMENTS (Reconciliation of Warrant Liability) (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Purchases, issuance and settlements	$ 0	$ 1,114,439	$ 1,133,747	$ 741,028
Warrant [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning balance		498,976	498,976
Purchases, issuance and settlements			795,975	741,028
Total (gains) or losses			944,291	(242,052)
Transfers in or out of Level 3			(2,239,242)	0
Ending balance			$ 0	$ 498,976

FAIR VALUE OF FINANCIAL INSTRUMENTS (Fair Value of Warrant Liability Assumptions) (Details)	12 Months Ended
Dec. 31, 2012
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected volatility	80.42%
Expected dividend yield	0.00%
Risk-free interest rate	0.72%
Minimum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected term	1 year 9 months 18 days
Maximum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected term	2 years 1 month 6 days

FAIR VALUE OF FINANCIAL INSTRUMENTS (Additional Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Value of warrant liability for warrant condition changes	$ 2,577,014
Warrant liability	0	498,976
Restatement Adjustment [Member]
Value of warrant liability for warrant condition changes	$ 337,772

STOCKHOLDERS��� EQUITY (DEFICIENCY) (Weighted Average Af Fair Value And The Significant Assumptions Used In Applying The Black-Scholes model) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Weighted average of fair value for options granted	$ 0.36	$ 0.27
Weighted average assumptions used:
Expected dividend yield	0.00%	0.00%
Expected volatility	85.00%	81.50%
Risk-free interest rate	0.70%	1.90%
Expected life (in years)	2 years 3 months 18 days	5 years

STOCKHOLDERS��� EQUITY (DEFICIENCY) (Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Abtech Options [Member]
Outstanding	2,699,158	5,329,107
Forfeited And expired		(2,629,949)
Expired	(1,117,994)
Closing Balance	1,581,164	2,699,158	5,329,107
Outstanding	$ 0.7	$ 0.7
Forfeited and expired		$ 0.7
Expired	$ 0.7
Outstanding	$ 0.7	$ 0.7	$ 0.7
Weighted Average Remaining Term	4 years 2 months 12 days	3 years 6 months	6 years 7 months 6 days
Abhd Options [Member]
Outstanding	5,374,300	640,000
Granted	2,662,494	4,734,300
Expired	(40,000)
Closing Balance	7,996,794	5,374,300	640,000
Outstanding	$ 0.44	$ 0.55
Granted	$ 0.8	$ 0.42
Expired	$ 0.42
Outstanding	$ 0.56	$ 0.44	$ 0.55
Weighted Average Remaining Term	6 years 10 months 24 days	9 years 7 months 6 days	4 years 10 months 24 days

STOCKHOLDERS��� EQUITY (DEFICIENCY) (Non vested Common Stock Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Nonvested Abtech Shares [Member]
Outstanding		2,502,178
Granted		0
Vested		(399,284)
Forfeited or expired		(2,102,894)
Outstanding	0	0
Outstanding		$ 0.18
Expired		$ 0.1
Vested		$ 0.2
Outstanding	$ 0	$ 0
Nonvested Abhd Shares [Member]
Outstanding	5,054,300	640,000
Granted	2,662,494	4,734,300
Vested	(2,442,408)	(320,000)
Forfeited or expired	(40,000)	0
Outstanding	5,234,386	5,054,300
Outstanding	$ 0.27	$ 0.12
Granted	$ 0.36	$ 0.27
Expired	$ 0.26	$ 0.12
Vested	$ 0.27
Outstanding	$ 0.32	$ 0.27

STOCKHOLDERS��� EQUITY (DEFICIENCY) (Summary Of Common Stock Warrants) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Exercised	366,666
Abhd Warrant [Member]
Outstanding	4,196,666	0
Granted	2,835,923	4,196,666
Exercised		0
Exercised for cash	(366,666)
Exercised-cashless	(450,000)
Forfeited or expired	0	0
Outstanding	6,215,925	4,196,666
Outstanding	0.59	0
Granted	0.67	0.59
Exercised		0
Exercised for cash	0.6
Exercised-cashless	0.6
Expired	0.6	0
Outstanding	0.64	0.59
Abtech Warrant [Member]
Outstanding	1,760,629	5,066,698
Granted	0	0
Exercised		0
Exercised for cash	0
Exercised-cashless	0
Forfeited or expired	(86,954)	(3,306,069)
Outstanding	1,673,675	1,760,629
Outstanding	0.77	0.79
Granted	0	0
Exercised		0
Exercised for cash	0
Exercised-cashless	0
Expired	0.7	0.8
Outstanding	0.77	0.77

STOCKHOLDERS��� EQUITY (DEFICIENCY) (Common Shares Reserved For Future Issuance) (Details) (Abhd Shares [Member])	12 Months Ended
Dec. 31, 2012
Abhd Shares [Member]
Conversion of convertible AbTech preferred stock	6,563,943
Shares issuable upon conversion of debt	3,335,367
Stock options outstanding	9,577,958
Warrants to purchase common stock	7,889,600
Common Stock, Capital Shares Reserved for Future Issuance	27,366,868

STOCKHOLDERS��� EQUITY (DEFICIENCY) (Additional Information) (Details) (USD $)	6 Months Ended		9 Months Ended	12 Months Ended					12 Months Ended		6 Months Ended			6 Months Ended	0 Months Ended	9 Months Ended	6 Months Ended	12 Months Ended						6 Months Ended	12 Months Ended						12 Months Ended		6 Months Ended			12 Months Ended						12 Months Ended		6 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Aug. 08, 2013	Sep. 30, 2012	Jul. 31, 2011	Dec. 31, 2012 Stock option [Member]	Dec. 31, 2011 Stock option [Member]	Jun. 30, 2013 Series Preferred Stock [Member]	Dec. 31, 2012 Exercise Price 0.71 [Member]	Dec. 31, 2012 Exercise Price 0.80 [Member]	Jun. 30, 2013 Secured Convertible Promisory Note [Member]	Jul. 31, 2011 July Offering [Member]	Sep. 30, 2011 Private Placement [Member]	Jun. 30, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member] Stock Issue One [Member]	Dec. 31, 2011 Common Stock [Member] Stock Issue Two [Member]	Dec. 31, 2011 Warrant 1 [Member]	Dec. 31, 2011 Warrant 2 [Member]	Jun. 30, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Feb. 29, 2012 Warrant [Member] Thirty One Investor [Member]	Feb. 29, 2012 Warrant [Member] Seven Investor [Member]	Feb. 29, 2012 Warrant [Member] Twenty Five Investor [Member]	Feb. 29, 2012 Warrant [Member] Three Consultants [Member]	Dec. 31, 2011 Warrant [Member] Thirty Investor [Member]	Dec. 31, 2012 Series Convertible Preferred Stock [Member]	Dec. 31, 2011 Series Convertible Preferred Stock [Member]	Jun. 30, 2013 Common Stock Including Additional Paid in Capital [Member]	Dec. 31, 2012 Abhd 2012 Incentive Stock Plan [Member]	Dec. 31, 2011 Abhd 2012 Incentive Stock Plan [Member]	Dec. 31, 2012 Abhd Options [Member]	Feb. 29, 2012 Abhd Options [Member] Warrant [Member] Thirty One Investor [Member]	Feb. 29, 2012 Abhd Options [Member] Warrant [Member] Twenty Five Investor [Member]	Dec. 31, 2011 Abhd Options [Member] Warrant [Member] Thirty Investor [Member]	Dec. 31, 2012 Abtech Options [Member]	Dec. 31, 2012 Performance Shares [Member]	Dec. 31, 2012 Abtech Stock Plan 2007 [Member]	Dec. 31, 2012 Subsidiaries [Member]	Jun. 30, 2013 Dutchess Opportunity Fund [Member]	Jun. 25, 2013 Dutchess Opportunity Fund [Member]	Jun. 30, 2013 Abtech [Member] Convertible Notes Payable [Member]	Dec. 31, 2012 Abhd Warrant [Member]	Dec. 31, 2011 Abhd Warrant [Member]	Dec. 31, 2012 Abtech Warrant [Member]	Dec. 31, 2011 Abtech Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum																																										15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																			9,000,000
Stock-based compensation expense	$ 169,796	$ 205,260		$ 704,524	$ 135,546				$ 634,849	$ 77,532															$ 69,675
Convertible notes conversion to shares of common stock, conversion rate per share			$ 0.7			$ 0.7		$ 0.6																																		$ 5.32				$ 0.7
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized																																		1,663,551
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value																																				2,509,781				0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value																																				624,761
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number																																				2,762,408
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term																																				4 years 7 months 6 days
Share Based Compensation Arrangement By Share Based Payment Award Options Non Exercisable Number																																				3,015,086					2,219,300
Shares issued for cash (in shares)																		4,840,832	2,320,000	1,495,000	825,000
Stock Issued During Period, Value, Issued for Cash				3,450,338															2,320,000
Shares issued for services (in shares)	60,000														466,666			300,000	449,931
Stock Issued During Period, Value, Issued for Services	40,600			240,000										36,736
Common stock issued for services rendered	67,800	0		240,000	320,533
Common stock, issued shares	67,635,938			64,638,372	47,160,435																					1,733,335	60,335	484,083	250,000	2,666,667							220,953	87,217	533,333
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Warrants Issued																						30,000	500,000																								530,000
Investment Warrants, Exercise Price			$ 0.6		$ 0.5											$ 0.6
Compensation Expense For Warrants					58,014
Preferred stock, shares authorized																															3,500,000	5,000,000
Preferred Stock, Shares Issued																															1,232,947
Share Price					$ 0.42																										$ 3.75
Weighted Average Remaining Term																																															3 years 8 months 12 days		1 year 8 months 12 days
Exercised				366,666																																												0		0
Stock Issued During Period Value Issued For Exercise Of Warrants				219,999
Common stock issued up on conversion of convertible promissory note, shares																		10,727,005	4,984,324																								441,707
Stock Issued During Period Value Issued For Exercise Of Warrants On Cashless Basis				143,182
Debt Conversion, Converted Instrument, Amount				7,346,590																																							280,000
Preferred stock of subsidiary issued for conversion of debt, including accrued interest				0	3,084,474
Stock Issued During Period, Shares, Conversion of Convertible Securities	2,649,640													52,479				1,100,252						128,971							206,667															2,649,640
Convertible Notes Principal Amount				2,336,000	6,372,763																																									1,856,000
Class of Warrant or Right, Outstanding												200,000	50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							0.9					0.71	0.8
Additional Stock Issued During Period Value Issued For Services	27,200
Additional Stock Issued During Period Shares Issued For Services	40,000
Debt Instrument, Convertible, Number of Equity Instruments																	666,666
Conversion of convertible AbTech preferred stock											106,476																				1,439,614
Convertible Preferred Stock In Shares											20,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																																	169,796
Adjustments to Additional Paid in Capital, Warrant Issued																								10,399
Equity Line Of Credit Facility Purchase Of Common Stock Maximum Borrowings Capacity																																												$ 2,000,000	$ 2,000,000
Equity Line Of Credit Facility Expiration Period																																												36 months

LITIGATION AND CONTINGENCIES (Additional Information) (Details) (Arctech, Inc [Member], USD $)	1 Months Ended
	Apr. 04, 2013	Feb. 28, 2013
Arctech, Inc [Member]
Prepayment for purchases of products and other fees		$ 75,000
Loss Contingency, Damages Sought, Value	$ 220,000

ACCRUED EXPENSES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued payroll		$ 99,345	$ 62,180
Deferred rent		27,884	21,941
Accrued vacation		58,405	32,692
Accrued warranty reserve		5,000	5,000
Other accruals		148	977
Accrued Liabilities, Current	$ 280,370	$ 190,782	$ 122,790

INCOME TAXES (Reconciliation Of Statutory Rates) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Statutory Rate	34.00%	34.00%
State income taxes, net of federal income tax benefit	5.00%	5.00%
Reduction in valuation allowance related to net operating loss carry-forwards and change in permanent differences	(39.00%)	(39.00%)
Effective Income Tax Rate Reconciliation, Tax Settlements	0.00%	0.00%

INCOME TAXES (Tax Effects Of Temporary Differences) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets (liabilities):
Net operating loss carryforwards	$ 12,764,000	$ 10,447,000
Accumulated depreciation	(14,000)	(13,000)
Less valuation allowance	(12,750,000)	(10,434,000)
Net deferred tax assets	$ 0	$ 0

INCOME TAXES (Additional Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Income Tax Expense (Benefit)	$ 2,316,000	$ 1,293,000
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	33,900,000	27,900,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	16,200,000	12,500,000
Description Of Annual Utilization Of Net Operating Loss Carryforwards	annual utilization of the Company���s net operating loss carryforwards may be limited if a cumulative change in ownership of more than 50% is deemed to occur within any three-year period.	annual utilization of the Companys net operating loss carryforwards may be limited if a cumulative change in ownership of more than 50% is deemed to occur within any three-year period.
Net Increase In Total Valuation Allowance	$ 2,316,000	$ 1,293,000

REVERSE ACQUISITION TRANSACTION (Additional Information) (Details) (USD $)	12 Months Ended			12 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2011	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member] Secured Debt [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Subsequent To Merger [Member]	Dec. 31, 2011 Subsequent To Merger [Member] Investor [Member]	May 31, 2011 Subsequent To Merger [Member] Common Stock [Member]	Dec. 31, 2011 Subsequent To Merger [Member] Common Stock [Member]	Dec. 31, 2011 Prior To Merger [Member]	Dec. 31, 2010 Prior To Merger [Member]	Dec. 31, 2011 Prior To Merger [Member] Abtech Industries, Inc [Member]	Dec. 31, 2011 Prior To Merger [Member] Common Stock [Member]	Dec. 31, 2011 Prior To Merger [Member] Series A Convertible Preferred Stock [Member]
Noncash or Part Noncash Acquisition, Interest Acquired											78.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares															32,009,801
Equity Method Investment, Ownership Percentage												100.00%
Common stock, issued shares	64,638,372	67,635,938	47,160,435						500,000			10,000,000
Common stock, outstanding shares	64,638,372	67,635,938	47,160,435						675,000
Business Acquisition, Cost Of Acquired Entity, Purchase Price					$ 3,000,000								$ 1,645,000
Issuance Of Debt For Financing Commitment								1,355,000
Debt Instrument Pledged As Collateral			1,145,000
Proceeds from Issuance of Secured Debt									675,000
Due from Affiliates								1,355,000
Stock Held As Additional Collateral For Debt Instrument						175,000				509,300	175,000
Conversion of convertible AbTech preferred stock							1,439,614									1,439,614
Class of Warrant or Right, Outstanding												480,266				471,444
Conversion of Stock, Shares Converted												2,557,153				471,444
Debt Conversion, Converted Instrument, Amount	7,346,590														1,349,291	3,980,666
Common stock issued up on conversion of convertible promissory note, shares				10,727,005	4,984,324										1,919,320
Conversion Of Options Into Common Stock, Shares												992,000		5,281,855
Debt Default, Short-term Debt, Amount										$ 680,000

2011 DEBT SETTLEMENT TRANSACTION (Additional Information) (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Jul. 31, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Aug. 08, 2013	Sep. 30, 2011
Convertible promissory notes, proceed	$ 700,000	$ 1,960,000
Convertible notes conversion to shares of common stock, conversion rate per share	$ 0.6				$ 0.7	$ 0.7
Proceeds from notes payable			2,600,000	6,497,100
Additional Paid in Capital						1,620,955
Abhd Options [Member]
Convertible notes conversion to shares of common stock, conversion rate per share			$ 0.57
Common stock issued up on conversion of convertible promissory note, shares		1,320,454
New Notes [Member]
Proceeds from notes payable		747,100
New Investors [Member]
Proceeds from notes payable				975,000
Repayments of Convertible Debt				$ 604,100
Common stock issued up on conversion of convertible promissory note, shares				1,723,255

PRIVATE PLACEMENTS (Additional Information) (Details) (USD $)	0 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended			0 Months Ended			12 Months Ended		12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended					0 Months Ended	1 Months Ended	12 Months Ended
	Jul. 31, 2011	Sep. 30, 2012	Mar. 31, 2011	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Aug. 08, 2013	Jul. 31, 2011 July Offering [Member]	Sep. 12, 2012 September Offering [Member]	Sep. 30, 2011 September Offering [Member]	Dec. 31, 2012 Secured Debt [Member]	Dec. 31, 2012 Two Secured Notes [Member]	Dec. 31, 2012 Abhd Common Stock [Member]	Dec. 31, 2012 Abhd Common Stock [Member] Secured Debt [Member]	Sep. 30, 2012 Equity Offering 2012 [Member]	Sep. 30, 2011 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member]	Dec. 31, 2012 Private Placement [Member]	Jul. 31, 2011 Private Placement [Member]	Sep. 30, 2011 Private Placement [Member] Warrant [Member]	Sep. 30, 2011 Private Placement [Member] First Option Period Extension [Member]	Sep. 30, 2011 Private Placement [Member] Convertible Promissory Notes [Member]	Feb. 29, 2012 Private Placement [Member] Convertible Promissory Notes [Member]	Dec. 31, 2011 Private Placement [Member] Convertible Promissory Notes [Member]	Dec. 31, 2012 Private Placement [Member] Convertible Promissory Notes [Member]	Jul. 31, 2011 Private Placement [Member] Convertible Promissory Notes [Member] Before Extension [Member]
Convertible promissory notes, proceed	$ 700,000		$ 1,960,000																			$ 6,600,000	$ 2,600,000	$ 4,000,000
Debt Instrument, Decrease, Repayments					275,000	1,924,957
Debt Instrument, Interest Rate, Stated Percentage																					15.00%	12.00%				12.00%
Percentage Of Amount Invested For Purchase Of Common Stock																40.00%			40.00%
Common stock issued up on conversion of convertible promissory note, shares													1,331,183	10,285,298
Convertible notes conversion to shares of common stock, conversion rate per share	$ 0.6			$ 0.7			$ 0.7						$ 0.6												$ 0.7
Investment Warrants, Exercise Price				$ 0.6		$ 0.5										$ 0.6
Warrants Not Settleable in Cash, Fair Value Disclosure				1,516,791
Warrant Liability																		322,775
Commissions As Percentage Of Gross Offering Proceeds																	8.00%
Debt Related Commitment Fees and Debt Issuance Costs																	320,000						208,000
Class Of Warrant Or Right Issued																754,286				357,984
Common stock issued (in shares)															4,840,832
Warrants Shares Issued								466,666		4,400,000
Debt Conversion, Converted Instrument, Warrants or Options Issued									60,335
Debt Instrument, Increase, Accrued Interest					521,589						265,630
Secured Debt											5,845,000	480,000
Convertible Notes Payable					2,336,000	6,372,763					700,000
Sale of Stock, Price Per Share															$ 0.77
Warrant Expiry Period		5 years
Stock Issued During Period Warrant New Issues		87,217
Class of Warrant or Right, Exercise Price of Warrants or Rights		0.9
Fees and Commissions, Transfer Agent		268,626
Legal Fees		8,475
Proceeds from Issuance or Sale of Equity		$ 3,450,338

SUBSEQUENT EVENTS (Additional Information) (Details) (USD $)	6 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended			6 Months Ended	0 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Aug. 08, 2013	Sep. 30, 2011	Jul. 31, 2011	Aug. 08, 2013 Secured Convertible Promisory Note [Member]	Apr. 11, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Jul. 12, 2013 Subsequent Event [Member]	Jun. 30, 2013 Subsequent Event [Member] Maximum [Member]	Jun. 30, 2013 Subsequent Event [Member] Advisory Agreement [Member]	Apr. 11, 2013 Abtech Industries Incorporated [Member] Subsequent Event [Member] Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Aggregate Principal Amount												$ 1,856,000
Debt Instrument, Maturity Date Range, Start												Mar 31, 2013
Debt Instrument, Maturity Date Range, End												May 11, 2014
Stock Issued During Period, Value, Conversion of Convertible Securities							1,856,000
Stock Issued During Period, Shares, Conversion of Convertible Securities	2,649,640						2,649,640
Shares issued for services (in shares)	60,000							40,000			140,000
Stock Issued During Period Shares Issued For Cashless Exercise Of Warrants		128,971
Short-term Debt, Total						600,000
Line of Credit Facility, Amount Outstanding	250,000								500,000
Unbilled Receivables, Not Billable, Total										$ 12,000,000
Debt Instrument, Term	90 days
Debt Instrument, Interest Rate, Stated Percentage						6.50%
Convertible Promisory Note Convertible Price Per share			$ 0.7	$ 0.7	$ 0.6